Schedule of Investments (unaudited)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
AAR Corp.(a)	9,312	$ 640,572
AeroVironment, Inc.(a)(b)	7,715	2,198,389
AerSale Corp.(a)	7,371	44,300
Archer Aviation, Inc., Class A(a)(b)	142,903	1,550,498
Astronics Corp.(a)(b)	7,651	256,155
ATI, Inc.(a)	37,051	3,198,983
Axon Enterprise, Inc.(a)	19,762	16,361,750
Boeing Co. (The)(a)	191,983	40,226,198
BWX Technologies, Inc.	25,001	3,601,644
Byrna Technologies, Inc.(a)(b)	5,719	176,603
Cadre Holdings, Inc.	6,657	212,025
Curtiss-Wright Corp.	9,999	4,885,011
Ducommun, Inc.(a)	2,591	214,094
General Dynamics Corp.	66,946	19,525,470
General Electric Co.	278,589	71,706,023
HEICO Corp.	11,244	3,688,032
HEICO Corp., Class A	19,866	5,140,328
Hexcel Corp.	23,033	1,301,134
Howmet Aerospace, Inc.	106,231	19,772,776
Huntington Ingalls Industries, Inc.	10,727	2,590,141
Intuitive Machines, Inc., Class A(a)(b)	28,679	311,741
Karman Holdings, Inc.(a)	7,021	353,648
Kratos Defense & Security Solutions, Inc.(a)	43,168	2,005,154
L3Harris Technologies, Inc.	49,476	12,410,560
Leonardo DRS, Inc.	19,396	901,526
Loar Holdings, Inc.(a)	11,436	985,440
Lockheed Martin Corp.	55,327	25,624,147
Mercury Systems, Inc.(a)	13,026	701,580
Moog, Inc., Class A	7,628	1,380,439
Northrop Grumman Corp.	35,925	17,961,782
Park Aerospace Corp.	6,323	93,391
Redwire Corp.(a)(b)	9,706	158,208
Rocket Lab Corp.(a)(b)	103,705	3,709,528
RTX Corp.	353,941	51,682,465
Spirit AeroSystems Holdings, Inc., Class A(a)	32,226	1,229,422
StandardAero, Inc.(a)	35,999	1,139,368
Textron, Inc.	47,671	3,827,505
TransDigm Group, Inc.	14,644	22,268,252
Triumph Group, Inc.(a)	21,353	549,840
V2X, Inc.(a)(b)	3,313	160,846
Woodward, Inc.	15,331	3,757,475
		348,502,443
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	30,520	2,928,394
Expeditors International of Washington, Inc.	36,936	4,219,938
FedEx Corp.	57,670	13,108,968
Forward Air Corp.(a)(b)	7,277	178,578
GXO Logistics, Inc.(a)(b)	30,803	1,500,106
Hub Group, Inc., Class A	17,222	575,731
United Parcel Service, Inc., Class B	194,149	19,597,400
		42,109,115
Automobile Components — 0.1%
Adient PLC(a)	24,669	480,059
American Axle & Manufacturing Holdings, Inc.(a)	29,919	122,069
Aptiv PLC(a)	62,421	4,258,361
BorgWarner, Inc.	56,913	1,905,447
Cooper-Standard Holdings, Inc.(a)(b)	6,586	141,599
Dana, Inc.	33,851	580,545
Dorman Products, Inc.(a)	7,359	902,728
Fox Factory Holding Corp.(a)	11,147	289,153
Security	Shares	Value
Automobile Components (continued)
Garrett Motion, Inc.	33,280	$ 349,773
Gentex Corp.	62,271	1,369,339
Gentherm, Inc.(a)	8,402	237,693
Goodyear Tire & Rubber Co. (The)(a)(b)	74,684	774,473
LCI Industries	6,901	629,302
Lear Corp.	14,293	1,357,549
Luminar Technologies, Inc., Class A(a)(b)	4,374	12,553
Modine Manufacturing Co.(a)(b)	14,151	1,393,873
Patrick Industries, Inc.	8,760	808,285
Phinia, Inc.	12,383	550,920
QuantumScape Corp., Class A(a)(b)	97,219	653,312
Solid Power, Inc., Class A(a)(b)	37,542	82,217
Standard Motor Products, Inc.	5,047	155,044
Stoneridge, Inc.(a)	994	6,998
Visteon Corp.(a)	6,930	646,569
XPEL, Inc.(a)	6,592	236,653
		17,944,514
Automobiles — 1.7%
Ford Motor Co.	1,045,143	11,339,802
General Motors Co.	255,994	12,597,465
Harley-Davidson, Inc.	31,590	745,524
Lucid Group, Inc.(a)(b)	335,266	707,411
Rivian Automotive, Inc., Class A(a)(b)	205,318	2,821,069
Tesla, Inc.(a)	745,193	236,718,008
Thor Industries, Inc.	13,223	1,174,335
Winnebago Industries, Inc.	7,763	225,127
		266,328,741
Banks — 3.9%
1st Source Corp.	4,015	249,211
ACNB Corp.	3,167	135,674
Amalgamated Financial Corp.	5,027	156,842
Amerant Bancorp, Inc., Class A	7,692	140,225
Ameris Bancorp	16,050	1,038,435
Arrow Financial Corp.	4,953	130,858
Associated Banc-Corp	42,633	1,039,819
Atlantic Union Bankshares Corp.	41,657	1,303,031
Axos Financial, Inc.(a)	15,657	1,190,558
Banc of California, Inc.	32,717	459,674
BancFirst Corp.	5,920	731,830
Bancorp, Inc. (The)(a)(b)	11,611	661,479
Bank First Corp.	2,923	343,891
Bank of America Corp.	1,816,988	85,979,872
Bank of Hawaii Corp.	10,335	697,923
Bank of Marin Bancorp	4,468	102,049
Bank of NT Butterfield & Son Ltd. (The)	13,944	617,440
Bank OZK	29,287	1,378,246
BankUnited, Inc.	20,108	715,644
Banner Corp.	9,765	626,425
Bar Harbor Bankshares	4,776	143,089
BayCom Corp.	6,170	170,971
BCB Bancorp, Inc.	5,715	48,120
Berkshire Hills Bancorp, Inc.	11,623	291,040
Blue Foundry Bancorp(a)(b)	8,792	84,139
BOK Financial Corp.	6,007	586,463
Bridgewater Bancshares, Inc.(a)	8,109	129,014
Brookline Bancorp, Inc.	17,774	187,516
Burke & Herbert Financial Services Corp.	3,895	232,648
Business First Bancshares, Inc.	6,493	160,052
Byline Bancorp, Inc.	7,302	195,182
Cadence Bank	38,190	1,221,316
California BanCorp(a)	8,887	140,059
Camden National Corp.	3,694	149,903

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Capital City Bank Group, Inc.	4,530	$ 178,256
Capitol Federal Financial, Inc.	39,475	240,798
Carter Bankshares, Inc.(a)	8,248	143,020
Cathay General Bancorp	17,603	801,465
Central Pacific Financial Corp.	8,258	231,472
Citigroup, Inc.	490,765	41,773,917
Citizens & Northern Corp.	5,769	109,265
Citizens Financial Group, Inc.	116,360	5,207,110
Citizens Financial Services, Inc.	1,374	80,681
City Holding Co.	3,754	459,565
Civista Bancshares, Inc.	5,982	138,782
CNB Financial Corp.	5,025	114,872
Coastal Financial Corp.(a)(b)	2,776	268,911
Colony Bankcorp, Inc.	2,305	37,963
Columbia Banking System, Inc.	54,094	1,264,718
Columbia Financial, Inc.(a)(b)	8,550	124,061
Comerica, Inc.	35,677	2,128,133
Commerce Bancshares, Inc.	33,188	2,063,298
Community Financial System, Inc.	14,005	796,464
Community Trust Bancorp, Inc.	3,820	202,154
Community West Bancshares	7,090	138,326
ConnectOne Bancorp, Inc.	13,755	318,566
Cullen/Frost Bankers, Inc.	16,066	2,065,124
Customers Bancorp, Inc.(a)	7,280	427,627
CVB Financial Corp.	34,350	679,787
Dime Community Bancshares, Inc.	9,291	250,300
Eagle Bancorp, Inc.	7,761	151,184
East West Bancorp, Inc.	37,013	3,737,573
Eastern Bankshares, Inc.	48,178	735,678
Enterprise Bancorp, Inc.	4,050	160,542
Enterprise Financial Services Corp.	9,290	511,879
Equity Bancshares, Inc., Class A	3,942	160,834
Esquire Financial Holdings, Inc.	2,264	214,310
Farmers & Merchants Bancorp, Inc.	4,316	109,108
Farmers National Banc Corp.	10,738	148,077
FB Financial Corp.	10,335	468,176
Fidelity D&D Bancorp, Inc.	2,303	105,938
Fifth Third Bancorp	179,067	7,365,026
Financial Institutions, Inc.	4,591	117,897
First Bancorp, Inc. (The)	3,761	95,567
First BanCorp/Puerto Rico	43,678	909,813
First Bancorp/Southern Pines NC	8,949	394,561
First Bank	9,320	144,180
First Busey Corp.	22,393	512,464
First Business Financial Services, Inc.	3,284	166,367
First Citizens BancShares, Inc., Class A(b)	2,612	5,110,300
First Commonwealth Financial Corp.	23,421	380,123
First Community Bankshares, Inc.	4,374	171,330
First Financial Bancorp	23,991	582,022
First Financial Bankshares, Inc.	34,212	1,230,948
First Financial Corp.	2,777	150,486
First Foundation, Inc.(b)	11,519	58,747
First Hawaiian, Inc.	35,125	876,720
First Horizon Corp.	140,431	2,977,137
First Internet Bancorp	3,997	107,519
First Interstate BancSystem, Inc., Class A	23,506	677,443
First Merchants Corp.	14,213	544,358
First Mid Bancshares, Inc.	6,889	258,269
Five Star Bancorp	3,895	111,163
Flagstar Financial, Inc.	79,660	844,396
Flushing Financial Corp.	8,440	100,267
FNB Corp.	93,262	1,359,760
Security	Shares	Value
Banks (continued)
FS Bancorp, Inc.	3,201	$ 126,055
Fulton Financial Corp.	43,550	785,642
German American Bancorp, Inc.	10,502	404,432
Glacier Bancorp, Inc.	31,400	1,352,712
Great Southern Bancorp, Inc.	2,561	150,536
Guaranty Bancshares, Inc.	3,106	131,819
Hancock Whitney Corp.	23,442	1,345,571
Hanmi Financial Corp.	8,508	209,977
HarborOne Bancorp, Inc.	16,937	197,824
HBT Financial, Inc.	5,086	128,218
Heritage Commerce Corp.	16,406	162,912
Heritage Financial Corp.	9,082	216,515
Hilltop Holdings, Inc.	13,710	416,099
Hingham Institution For Savings (The)(b)	459	113,993
Home Bancorp, Inc.	2,880	149,126
Home BancShares, Inc.	52,074	1,482,026
HomeStreet, Inc.(a)	4,857	63,481
HomeTrust Bancshares, Inc.	5,394	201,790
Hope Bancorp, Inc.	29,065	311,867
Horizon Bancorp, Inc.	10,474	161,090
Huntington Bancshares, Inc.	380,946	6,384,655
Independent Bank Corp.	11,566	727,328
Independent Bank Corp.	5,188	168,143
International Bancshares Corp.	14,546	968,182
John Marshall Bancorp, Inc.	5,863	108,641
JPMorgan Chase & Co.	735,768	213,306,501
Kearny Financial Corp.	15,546	100,427
KeyCorp	242,984	4,232,781
Lakeland Financial Corp.	5,861	360,158
Live Oak Bancshares, Inc.	8,410	250,618
M&T Bank Corp.	43,070	8,355,149
Mercantile Bank Corp.	4,730	219,519
Metrocity Bankshares, Inc.	7,525	215,065
Metropolitan Bank Holding Corp.(a)	2,442	170,940
Mid Penn Bancorp, Inc.	5,561	156,820
Middlefield Banc Corp.	4,174	125,679
Midland States Bancorp, Inc.	6,175	106,951
MidWestOne Financial Group, Inc.	6,024	173,310
MVB Financial Corp.	5,554	125,132
National Bank Holdings Corp., Class A	8,169	307,236
NB Bancorp, Inc.(a)(b)	10,253	183,119
NBT Bancorp, Inc.	11,699	486,093
Nicolet Bankshares, Inc.	3,239	399,952
Northeast Bank	1,260	112,127
Northeast Community Bancorp, Inc.	7,035	163,529
Northfield Bancorp, Inc.	12,175	139,769
Northrim BanCorp, Inc.	2,469	230,259
Northwest Bancshares, Inc.	26,106	333,635
NU Holdings Ltd., Class A(a)	845,841	11,604,939
OceanFirst Financial Corp.	15,060	265,207
OFG Bancorp	11,298	483,554
Old National Bancorp	83,113	1,773,631
Old Second Bancorp, Inc.	11,846	210,148
Orange County Bancorp, Inc.	4,998	129,148
Origin Bancorp, Inc.	6,965	248,929
Orrstown Financial Services, Inc.	6,456	205,494
Pacific Premier Bancorp, Inc.	22,861	482,138
Park National Corp.	3,536	591,431
Pathward Financial, Inc.	6,553	518,473
Peapack-Gladstone Financial Corp.	4,818	136,109
Peoples Bancorp, Inc.	9,573	292,359
Peoples Financial Services Corp.	3,212	158,576

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	20,121	$ 2,221,560
PNC Financial Services Group, Inc. (The)	104,679	19,514,259
Popular, Inc.	19,049	2,099,390
Preferred Bank	2,234	193,342
Primis Financial Corp.	9,653	104,735
Prosperity Bancshares, Inc.	24,542	1,723,830
Provident Financial Services, Inc.	36,608	641,738
QCR Holdings, Inc.	5,017	340,654
RBB Bancorp	4,855	83,555
Red River Bancshares, Inc.	2,050	120,335
Regions Financial Corp.	238,872	5,618,269
Renasant Corp.	25,188	905,005
Republic Bancorp, Inc., Class A	3,118	227,957
S&T Bancorp, Inc.	8,899	336,560
Seacoast Banking Corp. of Florida	16,784	463,574
ServisFirst Bancshares, Inc.	13,583	1,052,818
Shore Bancshares, Inc.	6,758	106,236
Sierra Bancorp	2,146	63,715
Simmons First National Corp., Class A	34,124	646,991
SmartFinancial, Inc.	6,381	215,550
South Plains Financial, Inc.	3,521	126,897
Southern First Bancshares, Inc.(a)	2,894	110,059
Southern Missouri Bancorp, Inc.	2,538	139,032
Southside Bancshares, Inc.	9,436	277,701
SouthState Corp.	26,390	2,428,672
Stellar Bancorp, Inc.	13,490	377,450
Stock Yards Bancorp, Inc.	7,541	595,588
Synovus Financial Corp.	37,274	1,928,930
Texas Capital Bancshares, Inc.(a)	12,949	1,028,151
Third Coast Bancshares, Inc.(a)	1,127	36,819
Timberland Bancorp, Inc.	3,776	117,811
Tompkins Financial Corp.	3,394	212,906
Towne Bank	16,865	576,446
TriCo Bancshares	7,231	292,783
Triumph Financial, Inc.(a)(b)	5,772	318,095
Truist Financial Corp.	347,082	14,921,055
TrustCo Bank Corp.	5,234	174,920
Trustmark Corp.	16,767	611,325
U.S. Bancorp	414,671	18,763,863
UMB Financial Corp.	17,942	1,886,781
United Bankshares, Inc.	35,443	1,291,189
United Community Banks, Inc.	25,283	753,181
Unity Bancorp, Inc.	3,456	162,708
Univest Financial Corp.	7,137	214,395
Valley National Bancorp	123,357	1,101,578
Veritex Holdings, Inc.	12,052	314,557
WaFd, Inc.	19,364	566,978
Washington Trust Bancorp, Inc.	3,564	100,790
Webster Financial Corp.	46,336	2,529,946
Wells Fargo & Co.	863,334	69,170,320
WesBanco, Inc.	23,895	755,799
West BanCorp, Inc.	5,694	111,773
Westamerica BanCorp	7,651	370,614
Western Alliance Bancorp	28,057	2,187,885
Wintrust Financial Corp.	16,995	2,107,040
WSFS Financial Corp.	15,622	859,210
Zions Bancorp N.A.	39,274	2,039,892
		623,500,186
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,396	457,181
Brown-Forman Corp., Class A	14,043	385,761
Brown-Forman Corp., Class B, NVS	39,124	1,052,827
Security	Shares	Value
Beverages (continued)
Celsius Holdings, Inc.(a)(b)	46,688	$ 2,165,856
Coca-Cola Co. (The)	1,032,193	73,027,655
Coca-Cola Consolidated, Inc.	13,714	1,531,168
Constellation Brands, Inc., Class A	34,615	5,631,168
Keurig Dr. Pepper, Inc.	343,084	11,342,357
MGP Ingredients, Inc.	3,843	115,175
Molson Coors Beverage Co., Class B	46,061	2,215,073
Monster Beverage Corp.(a)	184,805	11,576,185
National Beverage Corp.(a)	6,682	288,930
PepsiCo, Inc.	363,032	47,934,745
Primo Brands Corp., Class A	64,763	1,918,280
Vita Coco Co., Inc. (The)(a)(b)	11,765	424,717
		160,067,078
Biotechnology — 2.0%
4D Molecular Therapeutics, Inc.(a)(b)	12,365	45,874
89bio, Inc.(a)(b)	25,118	246,659
AbbVie, Inc.	469,336	87,118,148
ABSCI CORP(a)(b)	34,572	88,850
ACADIA Pharmaceuticals, Inc.(a)	34,300	739,851
ADC Therapeutics SA(a)(b)	46,521	124,676
ADMA Biologics, Inc.(a)(b)	64,154	1,168,244
Agenus, Inc.(a)	197	900
Agios Pharmaceuticals, Inc.(a)	16,140	536,816
Akebia Therapeutics, Inc.(a)(b)	44,630	162,453
Akero Therapeutics, Inc.(a)	20,108	1,072,963
Aldeyra Therapeutics, Inc.(a)(b)	14,558	55,757
Alector, Inc.(a)(b)	16,040	22,456
Alkermes PLC(a)	42,164	1,206,312
Allogene Therapeutics, Inc.(a)(b)	24,686	27,895
Alnylam Pharmaceuticals, Inc.(a)	33,066	10,782,492
Altimmune, Inc.(a)(b)	22,737	87,992
ALX Oncology Holdings, Inc.(a)	1,395	579
Amgen, Inc.	142,481	39,782,120
Amicus Therapeutics, Inc.(a)(b)	79,748	456,956
AnaptysBio, Inc.(a)(b)	7,210	160,062
Anavex Life Sciences Corp.(a)(b)	19,135	176,425
Anika Therapeutics, Inc.(a)	5,956	63,014
Annexon, Inc.(a)	23,059	55,342
Apellis Pharmaceuticals, Inc.(a)	26,251	454,405
Apogee Therapeutics, Inc.(a)(b)	10,927	474,560
Applied Therapeutics, Inc.(a)	6,906	2,148
Arbutus Biopharma Corp.(a)	48,087	148,589
Arcellx, Inc.(a)(b)	10,783	710,061
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,708	113,291
Arcus Biosciences, Inc.(a)	11,986	97,566
Arcutis Biotherapeutics, Inc.(a)	24,517	343,728
Ardelyx, Inc.(a)	55,576	217,858
ArriVent Biopharma, Inc.(a)(b)	7,449	162,165
Arrowhead Pharmaceuticals, Inc.(a)	30,542	482,564
ARS Pharmaceuticals, Inc.(a)(b)	17,254	301,082
Astria Therapeutics, Inc.(a)(b)	11,227	60,177
aTyr Pharma, Inc.(a)	27,539	139,623
Aura Biosciences, Inc.(a)(b)	8,630	54,024
Aurinia Pharmaceuticals, Inc.(a)	37,415	316,905
Avidity Biosciences, Inc.(a)(b)	28,450	807,980
Avita Medical, Inc.(a)(b)	7,083	37,469
Beam Therapeutics, Inc.(a)(b)	24,198	411,608
Bicara Therapeutics, Inc.(a)(b)	9,214	85,598
BioCryst Pharmaceuticals, Inc.(a)	63,861	572,195
Biogen, Inc.(a)	38,969	4,894,117
Biohaven Ltd.(a)	23,370	329,751
BioMarin Pharmaceutical, Inc.(a)	49,480	2,719,916

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Biomea Fusion, Inc.(a)	328	$ 590
Blueprint Medicines Corp.(a)	16,767	2,149,194
Bridgebio Pharma, Inc.(a)(b)	41,507	1,792,272
C4 Therapeutics, Inc.(a)	1,637	2,341
Cabaletta Bio, Inc.(a)	350	532
Capricor Therapeutics, Inc.(a)(b)	7,271	72,201
CareDx, Inc.(a)(b)	12,785	249,819
Cargo Therapeutics, Inc.(a)(b)	11,636	47,940
Caribou Biosciences, Inc.(a)	1,497	1,886
Catalyst Pharmaceuticals, Inc.(a)	32,219	699,152
Celcuity, Inc.(a)	7,837	104,624
Celldex Therapeutics, Inc.(a)	16,414	334,025
Century Therapeutics, Inc.(a)	1,458	815
CG oncology, Inc.(a)(b)	12,533	325,858
Cidara Therapeutics, Inc.(a)	4,407	214,665
Cogent Biosciences, Inc.(a)	24,548	176,255
Coherus Oncology, Inc.(a)(b)	16,454	12,033
Compass Therapeutics, Inc.(a)	33,058	85,951
Corbus Pharmaceuticals Holdings, Inc.(a)	685	4,726
Crinetics Pharmaceuticals, Inc.(a)(b)	23,101	664,385
CRISPR Therapeutics AG(a)(b)	16,456	800,420
Cullinan Therapeutics, Inc.(a)	16,445	123,831
Cytokinetics, Inc.(a)	29,386	970,913
Day One Biopharmaceuticals, Inc.(a)	18,090	117,585
Denali Therapeutics, Inc.(a)	32,050	448,379
Design Therapeutics, Inc.(a)	8,834	29,771
Dianthus Therapeutics, Inc.(a)(b)	6,289	117,164
Disc Medicine, Inc.(a)(b)	5,309	281,165
Dynavax Technologies Corp.(a)	37,054	367,576
Dyne Therapeutics, Inc.(a)(b)	21,213	201,948
Editas Medicine, Inc.(a)(b)	18,558	40,828
Enanta Pharmaceuticals, Inc.(a)	4,799	36,280
Entrada Therapeutics, Inc.(a)	7,418	49,849
Erasca, Inc.(a)(b)	67,075	85,185
Exact Sciences Corp.(a)	47,958	2,548,488
Exelixis, Inc.(a)	71,462	3,149,688
Fate Therapeutics, Inc.(a)	20,133	22,549
Generation Bio Co.(a)	4,305	1,378
Geron Corp.(a)(b)	163,976	231,206
Gilead Sciences, Inc.	329,936	36,580,004
GRAIL, Inc.(a)(b)	7,000	359,940
Halozyme Therapeutics, Inc.(a)	32,835	1,708,077
Heron Therapeutics, Inc.(a)(b)	28,130	58,229
Humacyte, Inc.(a)(b)	24,276	50,737
Ideaya Biosciences, Inc.(a)(b)	21,568	453,359
IGM Biosciences, Inc.(a)	1,018	1,140
ImmunityBio, Inc.(a)(b)	47,385	125,096
Immunome, Inc.(a)(b)	13,526	125,792
Immunovant, Inc.(a)(b)	16,024	256,384
Incyte Corp.(a)	42,346	2,883,763
Inhibrx Biosciences, Inc.(a)(b)	1,899	27,099
Inovio Pharmaceuticals, Inc.(a)	728	1,481
Inozyme Pharma, Inc.(a)	23,470	93,880
Insmed, Inc.(a)	47,292	4,759,467
Intellia Therapeutics, Inc.(a)(b)	23,091	216,594
Ionis Pharmaceuticals, Inc.(a)(b)	41,572	1,642,510
Iovance Biotherapeutics, Inc.(a)(b)	63,017	108,389
Ironwood Pharmaceuticals, Inc., Class A(a)(b)	40,059	28,730
iTeos Therapeutics, Inc.(a)	6,557	65,373
Jade Biosciences, Inc.(b)	132	1,319
Janux Therapeutics, Inc.(a)	6,615	152,806
KalVista Pharmaceuticals, Inc.(a)(b)	6,442	72,827
Security	Shares	Value
Biotechnology (continued)
Keros Therapeutics, Inc.(a)(b)	6,903	$ 92,155
Kiniksa Pharmaceuticals International PLC(a)	1,176	32,540
Kodiak Sciences, Inc.(a)	14,008	52,250
Korro Bio, Inc.(a)	3,204	40,018
Krystal Biotech, Inc.(a)	6,588	905,586
Kura Oncology, Inc.(a)	16,557	95,534
Kymera Therapeutics, Inc.(a)	12,849	560,730
Larimar Therapeutics, Inc.(a)	16,778	48,488
MacroGenics, Inc.(a)	1,573	1,903
Madrigal Pharmaceuticals, Inc.(a)(b)	4,619	1,397,894
MannKind Corp.(a)	81,240	303,838
MeiraGTx Holdings PLC(a)(b)	17,017	110,951
Mersana Therapeutics, Inc.(a)	4,905	1,452
Metsera, Inc.(a)(b)	4,078	116,019
MiMedx Group, Inc.(a)	33,162	202,620
Mineralys Therapeutics, Inc.(a)	6,171	83,494
Mirum Pharmaceuticals, Inc.(a)(b)	10,331	525,745
Moderna, Inc.(a)(b)	93,966	2,592,522
Monte Rosa Therapeutics, Inc.(a)(b)	14,068	63,447
Myriad Genetics, Inc.(a)	22,576	119,879
Natera, Inc.(a)	34,396	5,810,860
Neurocrine Biosciences, Inc.(a)	26,084	3,278,498
Neurogene, Inc.(a)(b)	4,351	65,047
Nkarta, Inc.(a)(b)	8,653	14,364
Novavax, Inc.(a)(b)	40,640	256,032
Nurix Therapeutics, Inc.(a)(b)	17,329	197,377
Nuvalent, Inc., Class A(a)(b)	11,369	867,455
Ocugen, Inc.(a)(b)	10,574	10,261
Olema Pharmaceuticals, Inc.(a)(b)	11,694	49,816
Organogenesis Holdings, Inc., Class A(a)(b)	30,792	112,699
ORIC Pharmaceuticals, Inc.(a)(b)	17,081	173,372
PepGen, Inc.(a)	1,781	1,977
Perspective Therapeutics, Inc.(a)(b)	14,663	50,441
Praxis Precision Medicines, Inc.(a)	4,538	190,823
Precigen, Inc.(a)(b)	60,056	85,280
Prime Medicine, Inc.(a)(b)	10,320	25,490
ProKidney Corp., Class A(a)	1,490	882
Protagonist Therapeutics, Inc.(a)	15,711	868,347
Prothena Corp. PLC(a)	10,680	64,828
PTC Therapeutics, Inc.(a)(b)	19,678	961,074
Q32 Bio, Inc.(a)	778	1,159
Recursion Pharmaceuticals, Inc., Class A(a)(b)	95,732	484,404
Regeneron Pharmaceuticals, Inc.	27,840	14,616,000
REGENXBIO, Inc.(a)	9,204	75,565
Relay Therapeutics, Inc.(a)	19,833	68,622
Replimune Group, Inc.(a)	22,378	207,892
Revolution Medicines, Inc.(a)(b)	43,669	1,606,582
Rhythm Pharmaceuticals, Inc.(a)	15,697	991,893
Rigel Pharmaceuticals, Inc.(a)	6,329	118,542
Rocket Pharmaceuticals, Inc.(a)	18,530	45,398
Roivant Sciences Ltd.(a)(b)	113,280	1,276,666
Sage Therapeutics, Inc.(a)	13,439	122,564
Sana Biotechnology, Inc.(a)(b)	48,467	132,315
Sarepta Therapeutics, Inc.(a)	24,706	422,473
Savara, Inc.(a)	41,640	94,939
Scholar Rock Holding Corp.(a)(b)	21,685	768,083
Soleno Therapeutics, Inc.(a)	10,530	882,203
SpringWorks Therapeutics, Inc.(a)	18,662	876,927
Spyre Therapeutics, Inc.(a)(b)	9,112	136,407
Stoke Therapeutics, Inc.(a)(b)	7,705	87,452
Summit Therapeutics, Inc.(a)(b)	30,944	658,488
Sutro Biopharma, Inc.(a)	2,177	1,554

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Syndax Pharmaceuticals, Inc.(a)(b)	19,485	$ 182,477
Tango Therapeutics, Inc.(a)(b)	12,841	65,746
Taysha Gene Therapies, Inc.(a)(b)	68,323	157,826
Tenaya Therapeutics, Inc.(a)	3,067	1,875
TG Therapeutics, Inc.(a)	35,449	1,275,809
Tourmaline Bio, Inc.(a)	9,921	158,637
Travere Therapeutics, Inc.(a)	26,410	390,868
TScan Therapeutics, Inc.(a)	1,341	1,944
Twist Bioscience Corp.(a)(b)	14,977	551,004
Tyra Biosciences, Inc.(a)(b)	6,452	61,746
Ultragenyx Pharmaceutical, Inc.(a)	24,886	904,855
United Therapeutics Corp.(a)	11,901	3,419,752
Upstream Bio, Inc.(a)(b)	9,349	102,652
UroGen Pharma Ltd.(a)(b)	9,381	128,520
Vanda Pharmaceuticals, Inc.(a)	14,759	69,662
Vaxcyte, Inc.(a)(b)	33,242	1,080,697
Vera Therapeutics, Inc., Class A(a)(b)	10,589	249,477
Veracyte, Inc.(a)(b)	19,765	534,248
Vericel Corp.(a)(b)	14,195	603,997
Vertex Pharmaceuticals, Inc.(a)	68,130	30,331,476
Verve Therapeutics, Inc.(a)	12,355	138,747
Viking Therapeutics, Inc.(a)(b)	27,171	720,031
Vir Biotechnology, Inc.(a)	19,954	100,568
Viridian Therapeutics, Inc.(a)(b)	18,913	264,404
Voyager Therapeutics, Inc.(a)	8,893	27,657
X4 Pharmaceuticals, Inc.(a)	302	574
Xencor, Inc.(a)	14,834	116,595
Xenon Pharmaceuticals, Inc.(a)(b)	19,913	623,277
Y-mAbs Therapeutics, Inc.(a)	9,057	40,847
Zentalis Pharmaceuticals, Inc.(a)	2,374	2,754
Zymeworks, Inc.(a)(b)	13,926	174,771
		311,048,288
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	2,541,345	557,545,680
Coupang, Inc., Class A(a)	328,918	9,854,383
Dillard’s, Inc., Class A(b)	1,043	435,797
eBay, Inc.	122,018	9,085,460
Etsy, Inc.(a)	27,344	1,371,575
Kohl’s Corp.(b)	29,109	246,844
Macy’s, Inc.	73,244	854,025
Ollie’s Bargain Outlet Holdings, Inc.(a)	16,868	2,222,865
Savers Value Village, Inc.(a)(b)	6,799	69,350
		581,685,979
Building Products — 0.7%
A. O. Smith Corp.	31,589	2,071,291
AAON, Inc.	17,431	1,285,536
Advanced Drainage Systems, Inc.	19,009	2,183,374
Allegion PLC	22,923	3,303,663
American Woodmark Corp.(a)	4,731	252,493
Apogee Enterprises, Inc.	6,917	280,830
Armstrong World Industries, Inc.	12,038	1,955,453
AZEK Co., Inc. (The), Class A(a)	39,273	2,134,487
AZZ, Inc.	8,334	787,396
Builders FirstSource, Inc.(a)	30,462	3,554,611
Carlisle Cos., Inc.	11,359	4,241,451
Carrier Global Corp.	213,374	15,616,843
CSW Industrials, Inc.	4,367	1,252,587
Fortune Brands Innovations, Inc.	32,432	1,669,599
Gibraltar Industries, Inc.(a)	8,075	476,425
Griffon Corp.	11,027	798,024
Hayward Holdings, Inc.(a)	52,569	725,452
Insteel Industries, Inc.	4,918	182,999
Security	Shares	Value
Building Products (continued)
Janus International Group, Inc.(a)(b)	37,341	$ 303,956
JELD-WEN Holding, Inc.(a)(b)	21,612	84,719
Johnson Controls International PLC	175,147	18,499,026
Lennox International, Inc.	8,350	4,786,554
Masco Corp.	56,324	3,625,013
Masterbrand, Inc.(a)	33,922	370,767
Owens Corning	22,800	3,135,456
Quanex Building Products Corp.	11,652	220,223
Resideo Technologies, Inc.(a)	37,573	828,860
Simpson Manufacturing Co., Inc.	11,526	1,790,103
Tecnoglass, Inc.	5,902	456,579
Trane Technologies PLC	59,059	25,832,997
Trex Co., Inc.(a)	28,305	1,539,226
UFP Industries, Inc.	16,211	1,610,725
Zurn Elkay Water Solutions Corp.	38,640	1,413,065
		107,269,783
Capital Markets — 3.6%
Acadian Asset Management, Inc.	8,474	298,624
Affiliated Managers Group, Inc.	7,402	1,456,492
Ameriprise Financial, Inc.	25,548	13,635,734
Ares Management Corp., Class A	49,575	8,586,390
Artisan Partners Asset Management, Inc., Class A	14,871	659,231
Bank of New York Mellon Corp. (The)	190,838	17,387,250
BGC Group, Inc., Class A	87,892	899,135
BlackRock, Inc.(c)	40,417	42,407,537
Blackstone, Inc., Class A, NVS	193,906	29,004,459
Blue Owl Capital, Inc., Class A	161,606	3,104,451
Brookfield Asset Management Ltd., Class A(b)	101,298	5,599,753
Carlyle Group, Inc. (The)	69,282	3,561,095
Cboe Global Markets, Inc.	28,249	6,587,949
Charles Schwab Corp. (The)	452,131	41,252,432
CME Group, Inc., Class A	95,749	26,390,339
Cohen & Steers, Inc.	7,894	594,813
Coinbase Global, Inc., Class A(a)	54,649	19,153,928
Diamond Hill Investment Group, Inc., Class A	679	98,665
DigitalBridge Group, Inc., Class A	41,620	430,767
Donnelley Financial Solutions, Inc.(a)	6,403	394,745
Evercore, Inc., Class A	9,443	2,549,799
FactSet Research Systems, Inc.	10,230	4,575,674
Forge Global Holdings, Inc.(a)(b)	3,088	58,796
Franklin Resources, Inc.	79,818	1,903,659
Freedom Holding Corp.(a)(b)	4,673	682,492
GCM Grosvenor, Inc., Class A	12,931	149,482
Goldman Sachs Group, Inc. (The)	80,664	57,089,946
Hamilton Lane, Inc., Class A	10,514	1,494,250
Houlihan Lokey, Inc., Class A	13,735	2,471,613
Interactive Brokers Group, Inc., Class A	111,069	6,154,333
Intercontinental Exchange, Inc.	150,973	27,699,016
Invesco Ltd.	99,396	1,567,475
Janus Henderson Group PLC	34,415	1,336,679
Jefferies Financial Group, Inc.	40,561	2,218,281
KKR & Co., Inc., Class A	179,717	23,907,753
Lazard, Inc.	28,807	1,382,160
LPL Financial Holdings, Inc.	21,004	7,875,870
Marex Group PLC	8,344	329,338
MarketAxess Holdings, Inc.	9,921	2,215,756
Moelis & Co., Class A	16,331	1,017,748
Moody’s Corp.	41,182	20,656,479
Morgan Stanley	304,644	42,912,154
Morningstar, Inc.	6,228	1,955,156
MSCI, Inc., Class A	19,923	11,490,391

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Nasdaq, Inc.	109,221	$ 9,766,542
Northern Trust Corp.	51,829	6,571,399
Open Lending Corp., Class A(a)(b)	26,690	51,779
P10, Inc., Class A(b)	9,731	99,451
Patria Investments Ltd., Class A	14,195	199,582
Perella Weinberg Partners, Class A	15,885	308,487
Piper Sandler Cos.	4,413	1,226,549
PJT Partners, Inc., Class A	6,240	1,029,662
Raymond James Financial, Inc.	48,435	7,428,476
Robinhood Markets, Inc., Class A(a)	196,064	18,357,472
S&P Global, Inc.	81,347	42,893,460
SEI Investments Co.	26,689	2,398,274
State Street Corp.	76,300	8,113,742
StepStone Group, Inc., Class A	17,438	967,809
Stifel Financial Corp.	25,754	2,672,750
StoneX Group, Inc.(a)	11,826	1,077,822
T Rowe Price Group, Inc.	58,128	5,609,352
TPG, Inc., Class A	34,299	1,798,983
Tradeweb Markets, Inc., Class A	31,306	4,583,198
Victory Capital Holdings, Inc., Class A	10,824	689,164
Virtu Financial, Inc., Class A	21,583	966,703
Virtus Investment Partners, Inc.	1,737	315,092
WisdomTree, Inc.	39,782	457,891
XP, Inc., Class A	108,174	2,185,115
		564,966,843
Chemicals — 1.2%
AdvanSix, Inc.	7,814	185,582
Air Products & Chemicals, Inc.	59,257	16,714,029
Albemarle Corp.	30,713	1,924,784
American Vanguard Corp.	8,752	34,308
Ashland, Inc.	13,600	683,808
Aspen Aerogels, Inc.(a)	15,643	92,607
Avient Corp.	22,860	738,607
Axalta Coating Systems Ltd.(a)	60,259	1,789,090
Balchem Corp.	8,096	1,288,883
Cabot Corp.	14,008	1,050,600
Celanese Corp., Class A	29,528	1,633,784
CF Industries Holdings, Inc.	43,881	4,037,052
Chemours Co. (The)	37,982	434,894
Core Molding Technologies, Inc.(a)	4,085	67,770
Corteva, Inc.	182,652	13,613,054
Dow, Inc.	187,325	4,960,366
DuPont de Nemours, Inc.	110,903	7,606,837
Eastman Chemical Co.	31,571	2,357,091
Ecolab, Inc.	66,406	17,892,433
Ecovyst, Inc.(a)	25,462	209,552
Element Solutions, Inc.	58,492	1,324,844
FMC Corp.	32,782	1,368,648
Hawkins, Inc.	5,564	790,644
HB Fuller Co.	14,964	900,085
Huntsman Corp.	44,752	466,316
Ingevity Corp.(a)	9,654	415,991
Innospec, Inc.	6,465	543,642
International Flavors & Fragrances, Inc.	67,890	4,993,309
Intrepid Potash, Inc.(a)	2,873	102,652
Koppers Holdings, Inc.	5,170	166,215
Linde PLC	124,409	58,370,215
LSB Industries, Inc.(a)(b)	19,344	150,883
LyondellBasell Industries NV, Class A	68,951	3,989,505
Mativ Holdings, Inc.	13,697	93,414
Minerals Technologies, Inc.	8,023	441,827
Mosaic Co. (The)	82,663	3,015,546
Security	Shares	Value
Chemicals (continued)
NewMarket Corp.	1,756	$ 1,213,150
Olin Corp.	33,186	666,707
Orion SA	15,868	166,455
Perimeter Solutions, Inc.(a)	38,222	532,050
PPG Industries, Inc.	60,779	6,913,611
PureCycle Technologies, Inc.(a)(b)	27,548	377,408
Quaker Chemical Corp.	3,522	394,253
Rayonier Advanced Materials, Inc.(a)	16,106	62,008
RPM International, Inc.	34,373	3,775,530
Scotts Miracle-Gro Co. (The)	10,648	702,342
Sensient Technologies Corp.	11,330	1,116,232
Sherwin-Williams Co. (The)	62,181	21,350,468
Stepan Co.	6,058	330,646
Tronox Holdings PLC, Class A	33,776	171,244
Westlake Corp.	8,979	681,775
		192,902,746
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	17,409	821,879
ACCO Brands Corp.	27,579	98,733
ACV Auctions, Inc., Class A(a)(b)	41,069	666,139
Aris Water Solutions, Inc., Class A	6,448	152,495
BrightView Holdings, Inc.(a)(b)	13,831	230,286
Brink’s Co. (The)	11,572	1,033,264
Casella Waste Systems, Inc., Class A(a)(b)	17,159	1,979,805
CECO Environmental Corp.(a)(b)	8,387	237,436
Cimpress PLC(a)(b)	4,419	207,693
Cintas Corp.	91,718	20,441,191
Clean Harbors, Inc.(a)	13,389	3,095,269
Copart, Inc.(a)	232,163	11,392,238
CoreCivic, Inc.(a)	30,342	639,306
Deluxe Corp.	10,814	172,051
Driven Brands Holdings, Inc.(a)(b)	16,849	295,868
Ennis, Inc.	6,467	117,311
Enviri Corp.(a)(b)	22,773	197,670
GEO Group, Inc. (The)(a)	32,904	788,051
Healthcare Services Group, Inc.(a)	20,085	301,878
HNI Corp.	12,821	630,537
Interface, Inc., Class A	14,325	299,822
Liquidity Services, Inc.(a)	6,705	158,171
MillerKnoll, Inc.	20,886	405,606
Montrose Environmental Group, Inc.(a)(b)	8,914	195,128
MSA Safety, Inc.	9,561	1,601,754
OPENLANE, Inc.(a)	28,301	691,960
Pitney Bowes, Inc.	49	535
Pursuit Attractions & Hospitality, Inc.(a)	5,002	144,208
RB Global, Inc.	48,060	5,103,491
Republic Services, Inc.	53,665	13,234,326
Rollins, Inc.	74,096	4,180,496
Steelcase, Inc., Class A	25,058	261,355
Tetra Tech, Inc.	70,654	2,540,718
UniFirst Corp.	4,081	768,126
Veralto Corp.	63,161	6,376,103
Vestis Corp.	40,158	230,105
VSE Corp.	4,579	599,757
Waste Management, Inc.	98,009	22,426,419
		102,717,180
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	18,378	164,851
Applied Optoelectronics, Inc.(a)(b)	11,728	301,292
Arista Networks, Inc.(a)	274,002	28,033,145
Aviat Networks, Inc.(a)(b)	3,512	84,464
Calix, Inc.(a)	14,422	767,106

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Ciena Corp.(a)	38,000	$ 3,090,540
Cisco Systems, Inc.	1,054,461	73,158,504
Clearfield, Inc.(a)	3,379	146,682
CommScope Holding Co., Inc.(a)	51,563	426,942
Digi International, Inc.(a)	8,592	299,517
Extreme Networks, Inc.(a)	34,877	626,042
F5, Inc.(a)	15,620	4,597,278
Harmonic, Inc.(a)	31,883	301,932
Juniper Networks, Inc.	87,147	3,479,780
Lumentum Holdings, Inc.(a)	17,210	1,635,982
Motorola Solutions, Inc.	43,870	18,445,580
NETGEAR, Inc.(a)	8,688	252,560
NetScout Systems, Inc.(a)	16,442	407,926
Ribbon Communications, Inc.(a)	23,273	93,325
Ubiquiti, Inc.	1,052	433,056
Viasat, Inc.(a)	30,926	451,520
Viavi Solutions, Inc.(a)	63,428	638,720
		137,836,744
Construction & Engineering — 0.3%
AECOM	35,399	3,995,131
Ameresco, Inc., Class A(a)(b)	7,933	120,502
API Group Corp.(a)	65,068	3,321,721
Arcosa, Inc.	12,703	1,101,477
Argan, Inc.	3,817	841,572
Bowman Consulting Group Ltd.(a)	3,307	95,076
Centuri Holdings, Inc.(a)	7,395	165,944
Comfort Systems U.S.A., Inc.	9,456	5,070,402
Construction Partners, Inc., Class A(a)(b)	11,634	1,236,462
Dycom Industries, Inc.(a)	7,778	1,900,865
EMCOR Group, Inc.	11,717	6,267,306
Everus Construction Group, Inc.(a)	12,949	822,650
Fluor Corp.(a)(b)	44,929	2,303,510
Granite Construction, Inc.	10,978	1,026,553
Great Lakes Dredge & Dock Corp.(a)	14,612	178,120
IES Holdings, Inc.(a)(b)	2,038	603,717
Limbach Holdings, Inc.(a)(b)	2,524	353,612
MasTec, Inc.(a)	16,649	2,837,489
MYR Group, Inc.(a)	4,050	734,873
NWPX Infrastructure, Inc.(a)	3,976	163,056
Primoris Services Corp.	13,539	1,055,230
Quanta Services, Inc.	38,685	14,626,025
Sterling Infrastructure, Inc.(a)	8,192	1,890,140
Tutor Perini Corp.(a)	13,160	615,625
Valmont Industries, Inc.	5,471	1,786,664
WillScot Holdings Corp., Class A	48,914	1,340,244
		54,453,966
Construction Materials — 0.2%
CRH PLC	179,673	16,493,981
Eagle Materials, Inc.	8,945	1,807,874
Knife River Corp.(a)	15,174	1,238,805
Martin Marietta Materials, Inc.	15,887	8,721,328
United States Lime & Minerals, Inc.(b)	3,399	339,220
Vulcan Materials Co.	35,118	9,159,477
		37,760,685
Consumer Finance — 0.7%
Ally Financial, Inc.	71,411	2,781,459
American Express Co.	145,509	46,414,461
Bread Financial Holdings, Inc.	12,214	697,664
Capital One Financial Corp.	166,526	35,430,072
Credit Acceptance Corp.(a)(b)	1,811	922,578
Dave, Inc., Class A(a)(b)	2,073	556,414
Security	Shares	Value
Consumer Finance (continued)
Encore Capital Group, Inc.(a)	6,467	$ 250,338
Enova International, Inc.(a)	7,190	801,829
FirstCash Holdings, Inc.	9,679	1,308,020
Green Dot Corp., Class A(a)	14,140	152,429
LendingClub Corp.(a)	25,541	307,258
LendingTree, Inc.(a)	3,844	142,497
Navient Corp.	25,153	354,657
Nelnet, Inc., Class A	3,212	389,037
NerdWallet, Inc., Class A(a)	5,876	64,460
OneMain Holdings, Inc.	29,298	1,669,986
PRA Group, Inc.(a)	9,487	139,933
PROG Holdings, Inc.	10,575	310,376
Regional Management Corp.	3,357	98,058
SLM Corp.	57,599	1,888,671
SoFi Technologies, Inc.(a)(b)	281,153	5,119,796
Synchrony Financial	100,782	6,726,191
Upstart Holdings, Inc.(a)(b)	22,527	1,457,046
World Acceptance Corp.(a)	978	161,487
		108,144,717
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	109,662	2,358,830
Andersons, Inc. (The)	9,759	358,643
BJ’s Wholesale Club Holdings, Inc.(a)	34,787	3,751,082
Casey’s General Stores, Inc.	9,913	5,058,306
Chefs’ Warehouse, Inc. (The)(a)	10,418	664,773
Costco Wholesale Corp.	117,590	116,407,045
Dollar General Corp.	58,640	6,707,243
Dollar Tree, Inc.(a)	52,913	5,240,503
Grocery Outlet Holding Corp.(a)	26,004	322,970
Ingles Markets, Inc., Class A	4,197	266,006
Kroger Co. (The)	160,652	11,523,568
Maplebear, Inc.(a)(b)	45,615	2,063,623
Natural Grocers by Vitamin Cottage, Inc.	3,516	138,003
Performance Food Group Co.(a)	41,462	3,626,681
PriceSmart, Inc.	7,306	767,422
SpartanNash Co.	8,945	236,953
Sprouts Farmers Market, Inc.(a)	26,187	4,311,428
Sysco Corp.	128,536	9,735,317
Target Corp.	120,413	11,878,742
U.S. Foods Holding Corp.(a)	60,830	4,684,518
United Natural Foods, Inc.(a)	13,990	326,107
Walgreens Boots Alliance, Inc.	189,998	2,181,177
Walmart, Inc.	1,154,018	112,839,880
Weis Markets, Inc.	4,706	341,138
		305,789,958
Containers & Packaging — 0.3%
Amcor PLC	606,140	5,570,426
AptarGroup, Inc.	17,239	2,696,697
Ardagh Metal Packaging SA	41,863	179,174
Avery Dennison Corp.	21,482	3,769,446
Ball Corp.	74,816	4,196,429
Crown Holdings, Inc.	31,007	3,193,101
Graphic Packaging Holding Co.	77,232	1,627,278
Greif, Inc., Class A, NVS	6,275	407,812
Greif, Inc., Class B	1,983	136,847
International Paper Co.	139,331	6,524,871
Myers Industries, Inc.	9,636	139,626
O-I Glass, Inc.(a)	43,313	638,433
Packaging Corp. of America	23,804	4,485,864
Ranpak Holdings Corp., Class A(a)	17,805	63,564
Sealed Air Corp.	38,026	1,179,947
Silgan Holdings, Inc.	21,886	1,185,783

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Smurfit WestRock PLC	137,671	$ 5,940,504
Sonoco Products Co.	25,873	1,127,028
TriMas Corp.	9,785	279,949
		43,342,779
DISCONTINUED - Internet & Direct Marketing Retail — 0.0%
Groupon, Inc.(a)	6,556	219,298
Distributors — 0.1%
A-Mark Precious Metals, Inc.	5,108	113,295
Genuine Parts Co.	36,775	4,461,175
GigaCloud Technology, Inc., Class A(a)(b)	6,174	122,122
LKQ Corp.	70,144	2,596,030
Pool Corp.	9,763	2,845,719
		10,138,341
Diversified Consumer Services — 0.1%
ADT, Inc.	98,797	836,811
Adtalem Global Education, Inc.(a)	10,487	1,334,261
Bright Horizons Family Solutions, Inc.(a)	14,873	1,838,154
Carriage Services, Inc.	3,882	177,563
Chegg, Inc.(a)	2,259	2,733
Coursera, Inc.(a)	34,578	302,903
Duolingo, Inc., Class A(a)	9,820	4,026,396
European Wax Center, Inc., Class A(a)(b)	6,766	38,093
Frontdoor, Inc.(a)	20,033	1,180,745
Graham Holdings Co., Class B	839	793,837
Grand Canyon Education, Inc.(a)	7,997	1,511,433
H&R Block, Inc.	36,341	1,994,758
KinderCare Learning Cos., Inc.(a)	8,552	86,375
Laureate Education, Inc., Class A(a)	35,072	819,983
Lincoln Educational Services Corp.(a)	11,358	261,802
Matthews International Corp., Class A	7,861	187,957
Mister Car Wash, Inc.(a)(b)	20,071	120,627
OneSpaWorld Holdings Ltd.	26,444	539,193
Perdoceo Education Corp.	20,257	662,201
Service Corp. International	38,007	3,093,770
Strategic Education, Inc.	5,862	499,032
Stride, Inc.(a)	11,079	1,608,560
Udemy, Inc.(a)	22,181	155,932
Universal Technical Institute, Inc.(a)	13,707	464,530
		22,537,649
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	20,386	363,483
American Assets Trust, Inc.	12,367	244,248
Armada Hoffler Properties, Inc.	14,714	101,085
Broadstone Net Lease, Inc.	46,267	742,585
CTO Realty Growth, Inc.	6,655	114,865
Essential Properties Realty Trust, Inc.	52,101	1,662,543
Gladstone Commercial Corp.	9,716	139,230
Global Net Lease, Inc.	54,622	412,396
NexPoint Diversified Real Estate Trust	11,404	47,783
One Liberty Properties, Inc.	4,582	109,327
WP Carey, Inc.	57,881	3,610,617
		7,548,162
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)(b)	3,168	81,259
AST SpaceMobile, Inc., Class A(a)(b)	45,662	2,133,785
AT&T Inc.	1,858,390	53,781,807
ATN International, Inc.	3,049	49,546
Bandwidth, Inc., Class A(a)	8,456	134,450
Cogent Communications Holdings, Inc.	11,466	552,776
Frontier Communications Parent, Inc.(a)	62,116	2,261,022
Security	Shares	Value
Diversified Telecommunication Services (continued)
GCI Liberty, Inc. Escrow, Class A(a)(d)	28,033	$ —
Globalstar, Inc.(a)	11,389	268,211
IDT Corp., Class B	5,215	356,289
Iridium Communications, Inc.	28,203	850,885
Liberty Global Ltd., Class A(a)(b)	43,971	440,150
Liberty Global Ltd., Class C, NVS(a)(b)	45,595	470,085
Liberty Latin America Ltd., Class A(a)	11,813	72,059
Liberty Latin America Ltd., Class C, NVS(a)(b)	42,524	264,499
Lumen Technologies, Inc.(a)	266,587	1,167,651
Verizon Communications, Inc.	1,119,108	48,423,803
		111,308,277
Electric Utilities — 1.4%
ALLETE, Inc.	14,893	954,194
Alliant Energy Corp.	67,117	4,058,565
American Electric Power Co., Inc.	141,760	14,709,018
Constellation Energy Corp.	82,978	26,781,979
Duke Energy Corp.	205,053	24,196,254
Edison International	101,558	5,240,393
Entergy Corp.	113,786	9,457,892
Evergy, Inc.	59,184	4,079,553
Eversource Energy	96,275	6,125,015
Exelon Corp.	267,878	11,631,263
FirstEnergy Corp.	145,368	5,852,516
Genie Energy Ltd., Class B	3,916	105,262
Hawaiian Electric Industries, Inc.(a)	43,631	463,797
IDACORP, Inc.	14,215	1,641,122
MGE Energy, Inc.	9,434	834,343
NextEra Energy, Inc.	547,261	37,990,859
NRG Energy, Inc.	52,501	8,430,611
OGE Energy Corp.	54,732	2,429,006
Oklo, Inc., Class A(a)(b)	26,918	1,507,139
Otter Tail Corp.	10,495	809,060
PG&E Corp.	579,746	8,081,659
Pinnacle West Capital Corp.	30,444	2,723,825
Portland General Electric Co.	26,625	1,081,774
PPL Corp.	198,006	6,710,423
Southern Co. (The)	291,247	26,745,212
TXNM Energy, Inc.	24,962	1,405,860
Xcel Energy, Inc.	152,883	10,411,333
		224,457,927
Electrical Equipment — 1.0%
Acuity, Inc.	8,495	2,534,398
Allient, Inc.(b)	3,482	126,431
American Superconductor Corp.(a)	8,982	329,550
AMETEK, Inc.	61,604	11,147,860
Array Technologies, Inc.(a)(b)	40,914	241,393
Atkore, Inc.	9,896	698,163
Blink Charging Co.(a)	1,183	1,112
Bloom Energy Corp., Class A(a)(b)	51,411	1,229,751
Eaton Corp. PLC	103,822	37,063,416
Emerson Electric Co.	149,315	19,908,169
Energy Vault Holdings, Inc.(a)	2,068	1,482
EnerSys	11,413	978,893
Enovix Corp.(a)(b)	37,967	392,579
Eos Energy Enterprises, Inc., Class A(a)(b)	58,320	298,598
Fluence Energy, Inc., Class A(a)(b)	15,463	103,757
GE Vernova, Inc.	72,304	38,259,662
Generac Holdings, Inc.(a)	15,427	2,209,301
GrafTech International Ltd.(a)	4,977	4,841
Hubbell, Inc.	14,327	5,851,290
LSI Industries, Inc.	8,928	151,865
NANO Nuclear Energy, Inc.(a)(b)	6,461	222,840

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
NEXTracker, Inc., Class A(a)	38,119	$ 2,072,530
NuScale Power Corp., Class A(a)(b)	31,881	1,261,212
nVent Electric PLC	43,884	3,214,503
Plug Power, Inc.(a)(b)	203,801	303,663
Powell Industries, Inc.(b)	2,821	593,679
Preformed Line Products Co.	874	139,674
Regal Rexnord Corp.	17,238	2,498,820
Rockwell Automation, Inc.	30,017	9,970,747
Sensata Technologies Holding PLC	40,117	1,207,923
Shoals Technologies Group, Inc., Class A(a)(b)	42,704	181,492
Stem, Inc.(a)(b)	306	1,906
Sunrun, Inc.(a)(b)	53,293	435,937
Thermon Group Holdings, Inc.(a)	8,690	244,015
TPI Composites, Inc.(a)	998	858
Vertiv Holdings Co., Class A	100,787	12,942,059
Vicor Corp.(a)	5,505	249,707
		157,074,076
Electronic Equipment, Instruments & Components — 0.8%
908 Devices, Inc.(a)(b)	7,855	56,006
Advanced Energy Industries, Inc.	9,509	1,259,942
Aeva Technologies, Inc.(a)	7,688	290,530
Amphenol Corp., Class A	319,439	31,544,601
Arlo Technologies, Inc.(a)	21,530	365,149
Arrow Electronics, Inc.(a)	14,241	1,814,731
Avnet, Inc.	24,193	1,284,164
Badger Meter, Inc.	8,016	1,963,519
Bel Fuse, Inc., Class B, NVS	2,731	266,791
Belden, Inc.(b)	11,131	1,288,970
Benchmark Electronics, Inc.	10,570	410,433
CDW Corp.	35,440	6,329,230
Climb Global Solutions, Inc.	768	82,107
Cognex Corp.	45,033	1,428,447
Coherent Corp.(a)	40,639	3,625,405
Corning, Inc.	204,406	10,749,712
Crane NXT Co.	12,539	675,852
CTS Corp.	8,228	350,595
Daktronics, Inc.(a)(b)	13,591	205,496
ePlus, Inc.(a)	7,548	544,211
Evolv Technologies Holdings, Inc., Class A(a)	34,040	212,410
Fabrinet(a)(b)	9,379	2,763,804
FARO Technologies, Inc.(a)	4,176	183,410
Flex Ltd.(a)	100,978	5,040,822
Ingram Micro Holding Corp.(b)	7,350	153,174
Insight Enterprises, Inc.(a)	7,307	1,008,987
IPG Photonics Corp.(a)	8,461	580,848
Itron, Inc.(a)	11,716	1,542,177
Jabil, Inc.	28,323	6,177,246
Keysight Technologies, Inc.(a)	46,184	7,567,710
Kimball Electronics, Inc.(a)	5,994	115,265
Knowles Corp.(a)	25,908	456,499
Lightwave Logic, Inc.(a)	2,908	3,606
Littelfuse, Inc.	6,249	1,416,836
Methode Electronics, Inc.	9,232	87,796
MicroVision, Inc.(a)(b)	41,454	47,258
Mirion Technologies, Inc., Class A(a)(b)	55,914	1,203,828
Napco Security Technologies, Inc.	10,142	301,116
nLight, Inc.(a)	10,829	213,115
Novanta, Inc.(a)	9,738	1,255,520
OSI Systems, Inc.(a)(b)	4,531	1,018,841
Ouster, Inc., Class A(a)(b)	14,294	346,630
PAR Technology Corp.(a)(b)	9,950	690,231
PC Connection, Inc.	2,972	195,498
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Plexus Corp.(a)	7,412	$ 1,002,918
Powerfleet, Inc. NJ(a)	31,522	135,860
Ralliant Corp.(a)	29,778	1,443,951
Rogers Corp.(a)	5,063	346,714
Sanmina Corp.(a)	13,928	1,362,576
ScanSource, Inc.(a)	6,779	283,430
SmartRent, Inc., Class A(a)	1,436	1,422
TD SYNNEX Corp.	19,985	2,711,964
Teledyne Technologies, Inc.(a)(b)	12,298	6,300,388
Trimble, Inc.(a)	64,220	4,879,436
TTM Technologies, Inc.(a)	28,206	1,151,369
Vishay Intertechnology, Inc.	32,121	510,081
Vishay Precision Group, Inc.(a)(b)	3,232	90,819
Vontier Corp.	42,465	1,566,958
Zebra Technologies Corp., Class A(a)	13,428	4,140,658
		123,047,062
Energy Equipment & Services — 0.3%
Archrock, Inc.	41,933	1,041,197
Atlas Energy Solutions, Inc.	17,873	238,962
Baker Hughes Co., Class A	266,242	10,207,718
Borr Drilling Ltd.(b)	62,404	114,199
Bristow Group, Inc.(a)	6,139	202,403
Cactus, Inc., Class A	17,286	755,744
ChampionX Corp.	51,124	1,269,920
Core Laboratories, Inc.(b)	12,241	141,016
DMC Global, Inc.(a)	6,370	51,342
Expro Group Holdings NV(a)	25,334	217,619
Halliburton Co.	233,787	4,764,579
Helix Energy Solutions Group, Inc.(a)	35,497	221,501
Helmerich & Payne, Inc.	26,844	406,955
Innovex International, Inc.(a)	9,881	154,341
Kodiak Gas Services, Inc.	14,400	493,488
Liberty Energy, Inc., Class A	41,044	471,185
Nabors Industries Ltd.(a)(b)	2,240	62,765
Noble Corp. PLC	36,961	981,315
NOV, Inc.	104,432	1,298,090
NPK International, Inc.(a)	26,133	222,392
Oceaneering International, Inc.(a)	24,607	509,857
Oil States International, Inc.(a)	22,962	123,076
Patterson-UTI Energy, Inc.	105,068	623,053
ProFrac Holding Corp., Class A(a)(b)	8,147	63,221
ProPetro Holding Corp.(a)	19,889	118,737
RPC, Inc.	20,655	97,698
Schlumberger NV	360,370	12,180,506
Seadrill Ltd.(a)(b)	19,575	513,844
Select Water Solutions, Inc., Class A	22,435	193,839
Solaris Energy Infrastructure, Inc., Class A	6,615	187,139
TechnipFMC PLC	110,036	3,789,640
TETRA Technologies, Inc.(a)	42,184	141,738
Tidewater, Inc.(a)	12,978	598,675
Transocean Ltd.(a)(b)	191,915	497,060
Valaris Ltd.(a)	15,601	656,958
Weatherford International PLC	19,303	971,134
		44,582,906
Entertainment — 2.0%
AMC Entertainment Holdings, Inc., Class A(a)(b)	89,459	277,323
Atlanta Braves Holdings, Inc., Class A(a)(b)	3,120	153,535
Atlanta Braves Holdings, Inc., Class C, NVS(a)	13,353	624,520
Cinemark Holdings, Inc.	29,065	877,182
Electronic Arts, Inc.	69,097	11,034,791
Eventbrite, Inc., Class A(a)	18,518	48,702
IMAX Corp.(a)(b)	9,378	262,209

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,530	$ 620,089
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)(b)	56,302	5,883,559
Liberty Media Corp. - Liberty Live, Class A(a)	4,973	395,254
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	12,184	988,853
Lionsgate Studios Corp.(a)(b)	49,330	286,607
Live Nation Entertainment, Inc.(a)	41,709	6,309,738
Madison Square Garden Entertainment Corp., Class A(a)(b)	11,281	450,902
Madison Square Garden Sports Corp., Class A(a)	4,266	891,381
Marcus Corp. (The)	7,226	121,830
Netflix, Inc.(a)	112,277	150,353,499
Playstudios, Inc., Class A(a)	27,463	35,977
Playtika Holding Corp.	25,311	119,721
ROBLOX Corp., Class A(a)	149,272	15,703,414
Roku, Inc., Class A(a)	33,133	2,912,059
Sphere Entertainment Co., Class A(a)	6,832	285,578
Spotify Technology SA(a)(b)	40,751	31,269,872
Starz Entertainment Corp.(a)(b)	3,327	53,465
Take-Two Interactive Software, Inc.(a)	47,131	11,445,763
TKO Group Holdings, Inc., Class A	18,210	3,313,309
Vivid Seats, Inc., Class A(a)(b)	22,325	37,729
Walt Disney Co. (The)	479,766	59,495,782
Warner Bros Discovery, Inc., Class A(a)	590,936	6,772,127
		311,024,770
Financial Services — 4.2%
Acacia Research Corp.(a)	30,691	109,874
Affirm Holdings, Inc., Class A(a)	68,936	4,766,235
Alerus Financial Corp.	5,548	120,059
Apollo Global Management, Inc.	109,218	15,494,758
AvidXchange Holdings, Inc.(a)	49,758	487,131
Banco Latinoamericano de Comercio Exterior SA, Class E	10,830	436,449
Berkshire Hathaway, Inc., Class B(a)(b)	488,631	237,362,281
Block, Inc., Class A(a)	144,267	9,800,057
Burford Capital Ltd.	52,736	752,015
Cannae Holdings, Inc.	16,661	347,382
Cantaloupe, Inc.(a)(b)	24,423	268,409
Cass Information Systems, Inc.	3,379	146,818
Compass Diversified Holdings	20,124	126,379
Corpay, Inc.(a)	18,188	6,035,142
Enact Holdings, Inc.	8,432	313,249
Equitable Holdings, Inc.	83,503	4,684,518
Essent Group Ltd.	26,062	1,582,745
Euronet Worldwide, Inc.(a)	10,960	1,111,125
EVERTEC, Inc.	19,007	685,202
Federal Agricultural Mortgage Corp., Class C, NVS	2,503	486,283
Fidelity National Information Services, Inc.	139,497	11,356,451
Fiserv, Inc.(a)	146,165	25,200,308
Flywire Corp.(a)	30,175	353,047
Global Payments, Inc.	64,680	5,176,987
HA Sustainable Infrastructure Capital, Inc.	31,402	843,458
I3 Verticals, Inc., Class A(a)(b)	6,091	167,381
International Money Express, Inc.(a)(b)	9,489	95,744
Jack Henry & Associates, Inc.	19,799	3,567,186
Jackson Financial, Inc., Class A	18,498	1,642,437
Marqeta, Inc., Class A(a)	100,822	587,792
Mastercard, Inc., Class A	215,535	121,117,738
Merchants Bancorp	5,161	170,674
Security	Shares	Value
Financial Services (continued)
MGIC Investment Corp.	61,800	$ 1,720,512
Mr. Cooper Group, Inc.(a)	16,723	2,495,239
NCR Atleos Corp.(a)	21,282	607,175
NewtekOne, Inc.	6,599	74,437
NMI Holdings, Inc., Class A(a)	22,007	928,475
Onity Group, Inc.(a)	3,434	131,076
Pagseguro Digital Ltd., Class A	52,244	503,632
Payoneer Global, Inc.(a)	73,498	503,461
PayPal Holdings, Inc.(a)	257,977	19,172,851
Paysafe Ltd.(a)(b)	7,707	97,262
Paysign, Inc.(a)	30,183	217,318
PennyMac Financial Services, Inc., Class A	6,716	669,182
Priority Technology Holdings, Inc.(a)	15,692	122,084
Radian Group, Inc.	39,223	1,412,812
Remitly Global, Inc.(a)	43,521	816,889
Repay Holdings Corp., Class A(a)(b)	20,726	99,899
Rocket Cos., Inc., Class A(b)	39,894	565,697
Sezzle, Inc.(a)(b)	3,486	624,865
Shift4 Payments, Inc., Class A(a)(b)	16,788	1,663,859
StoneCo Ltd., Class A(a)(b)	63,564	1,019,567
TFS Financial Corp.	15,089	195,403
Toast, Inc., Class A(a)(b)	122,167	5,410,776
UWM Holdings Corp., Class A	32,915	136,268
Velocity Financial, Inc.(a)	7,745	143,592
Visa, Inc., Class A	451,232	160,209,922
Voya Financial, Inc.	25,844	1,834,924
Walker & Dunlop, Inc.	9,400	662,512
Waterstone Financial, Inc.	8,216	113,463
Western Union Co. (The)	71,496	601,996
WEX, Inc.(a)	8,991	1,320,688
		659,471,150
Food Products — 0.6%
Archer-Daniels-Midland Co.	126,994	6,702,743
B&G Foods, Inc.	16,783	70,992
Beyond Meat, Inc.(a)(b)	14,973	52,256
BRC, Inc., Class A(a)(b)	14,021	18,367
Bunge Global SA	35,247	2,829,629
Calavo Growers, Inc.	4,104	109,125
Cal-Maine Foods, Inc.	11,597	1,155,409
Conagra Brands, Inc.	125,438	2,567,716
Darling Ingredients, Inc.(a)	42,103	1,597,388
Dole PLC	18,673	261,235
Flowers Foods, Inc.	49,080	784,298
Fresh Del Monte Produce, Inc.	8,890	288,214
Freshpet, Inc.(a)	12,077	820,753
General Mills, Inc.	146,268	7,578,145
Hain Celestial Group, Inc. (The)(a)	23,256	35,349
Hershey Co. (The)	38,329	6,360,698
Hormel Foods Corp.	77,719	2,351,000
Ingredion, Inc.	17,778	2,411,052
J & J Snack Foods Corp.	4,083	463,053
J M Smucker Co. (The)	27,153	2,666,425
John B Sanfilippo & Son, Inc.	1,960	123,950
Kellanova	73,602	5,853,567
Kraft Heinz Co. (The)	226,186	5,840,123
Lamb Weston Holdings, Inc.	38,497	1,996,069
Limoneira Co.	7,377	115,450
Marzetti Co. (The)	5,017	866,787
McCormick & Co., Inc., NVS	67,391	5,109,586
Mission Produce, Inc.(a)	10,390	121,771
Mondelez International, Inc., Class A	343,234	23,147,701
Pilgrim’s Pride Corp.	10,359	465,948

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Post Holdings, Inc.(a)	13,267	$ 1,446,501
Seaboard Corp.	75	214,590
Seneca Foods Corp., Class A(a)(b)	2,088	211,786
Simply Good Foods Co. (The)(a)	22,676	716,335
Smithfield Foods, Inc.	6,783	159,604
SunOpta, Inc.(a)	27,801	161,246
The Campbell’s Co.	50,405	1,544,913
Tootsie Roll Industries, Inc.	4,315	144,337
TreeHouse Foods, Inc.(a)	13,173	255,820
Tyson Foods, Inc., Class A	74,651	4,175,977
Utz Brands, Inc., Class A	15,494	194,450
Vital Farms, Inc.(a)	8,656	333,429
Westrock Coffee Co.(a)(b)	9,991	57,248
WK Kellogg Co.	17,245	274,885
		92,655,920
Gas Utilities — 0.1%
Atmos Energy Corp.	41,157	6,342,705
Brookfield Infrastructure Corp., Class A(b)	31,392	1,305,907
Chesapeake Utilities Corp.	5,820	699,680
MDU Resources Group, Inc.	51,781	863,189
National Fuel Gas Co.	24,364	2,063,875
New Jersey Resources Corp.	26,204	1,174,463
Northwest Natural Holding Co.	8,618	342,307
ONE Gas, Inc.	14,339	1,030,401
Southwest Gas Holdings, Inc.	17,038	1,267,457
Spire, Inc.	15,587	1,137,695
UGI Corp.	55,976	2,038,646
		18,266,325
Ground Transportation — 0.9%
ArcBest Corp.	6,125	471,686
Avis Budget Group, Inc.(a)	4,147	701,050
Covenant Logistics Group, Inc., Class A	7,410	178,655
CSX Corp.	497,301	16,226,932
FTAI Infrastructure, Inc.	32,297	199,272
Heartland Express, Inc.	11,818	102,107
Hertz Global Holdings, Inc.(a)(b)	35,394	241,741
JB Hunt Transport Services, Inc.	21,830	3,134,788
Knight-Swift Transportation Holdings, Inc.	41,759	1,847,001
Landstar System, Inc.	9,162	1,273,701
Lyft, Inc., Class A(a)	101,140	1,593,966
Marten Transport Ltd.	14,004	181,912
Norfolk Southern Corp.	59,949	15,345,145
Old Dominion Freight Line, Inc.	49,369	8,012,589
RXO, Inc.(a)	42,079	661,482
Ryder System, Inc.	10,865	1,727,535
Saia, Inc.(a)	7,037	1,928,068
Schneider National, Inc., Class B	14,698	354,957
Uber Technologies, Inc.(a)	533,375	49,763,887
U-Haul Holding Co.(a)(b)	2,293	138,864
U-Haul Holding Co., NVS(b)	26,545	1,443,252
Union Pacific Corp.	158,438	36,453,415
Universal Logistics Holdings, Inc.	3,494	88,678
Werner Enterprises, Inc.	16,252	444,655
XPO, Inc.(a)(b)	29,985	3,786,806
		146,302,144
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	458,738	62,392,955
Accuray, Inc.(a)(b)	29,267	40,096
Align Technology, Inc.(a)	18,158	3,437,854
Alphatec Holdings, Inc.(a)(b)	33,000	366,300
AngioDynamics, Inc.(a)	10,149	100,678
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Artivion, Inc.(a)	10,474	$ 325,741
AtriCure, Inc.(a)	11,961	391,962
Avanos Medical, Inc.(a)	11,985	146,696
Axogen, Inc.(a)(b)	10,888	118,135
Baxter International, Inc.	135,183	4,093,341
Becton Dickinson & Co.	75,779	13,052,933
Beta Bionics, Inc.(a)(b)	3,502	50,989
Bioventus, Inc., Class A(a)	14,534	96,215
Boston Scientific Corp.(a)	390,516	41,945,324
Ceribell, Inc.(a)	8,048	150,739
Cerus Corp.(a)	38,539	54,340
CONMED Corp.	7,779	405,130
Cooper Cos., Inc. (The)(a)	51,698	3,678,830
CVRx, Inc.(a)	5,107	30,029
DENTSPLY SIRONA, Inc.	52,358	831,445
Dexcom, Inc.(a)	103,763	9,057,472
Edwards Lifesciences Corp.(a)	152,475	11,925,070
Embecta Corp.	15,983	154,875
Enovis Corp.(a)	13,890	435,590
Envista Holdings Corp.(a)	42,858	837,445
GE HealthCare Technologies, Inc.	120,820	8,949,137
Glaukos Corp.(a)	14,734	1,521,875
Globus Medical, Inc., Class A(a)	29,682	1,751,832
Haemonetics Corp.(a)	13,601	1,014,771
Hologic, Inc.(a)	59,858	3,900,347
ICU Medical, Inc.(a)	5,921	782,460
IDEXX Laboratories, Inc.(a)	21,606	11,588,162
Inmode Ltd.(a)	1,055	15,234
Inogen, Inc.(a)	4,640	32,619
Inspire Medical Systems, Inc.(a)	7,657	993,649
Insulet Corp.(a)	18,325	5,757,349
Integer Holdings Corp.(a)	9,034	1,110,911
Integra LifeSciences Holdings Corp.(a)	19,170	235,216
Intuitive Surgical, Inc.(a)	94,548	51,378,329
iRadimed Corp.	2,736	163,585
iRhythm Technologies, Inc.(a)	7,909	1,217,670
Lantheus Holdings, Inc.(a)	18,698	1,530,618
LeMaitre Vascular, Inc.	4,735	393,242
LivaNova PLC(a)	13,700	616,774
Masimo Corp.(a)	11,421	1,921,241
Medtronic PLC	339,740	29,615,136
Merit Medical Systems, Inc.(a)	15,425	1,441,929
Neogen Corp.(a)	56,719	271,117
Novocure Ltd.(a)	26,706	475,367
Omnicell, Inc.(a)	11,497	338,012
OraSure Technologies, Inc.(a)(b)	20,520	61,560
Orthofix Medical, Inc.(a)	9,022	100,595
OrthoPediatrics Corp.(a)	2,842	61,046
Penumbra, Inc.(a)	9,579	2,458,259
PROCEPT BioRobotics Corp.(a)(b)	13,768	793,037
Pulmonx Corp.(a)(b)	7,970	20,642
Pulse Biosciences, Inc.(a)(b)	9,253	139,628
QuidelOrtho Corp.(a)(b)	16,523	476,193
ResMed, Inc.	38,924	10,042,392
RxSight, Inc.(a)	8,102	105,326
SI-BONE, Inc.(a)	13,714	258,097
Solventum Corp.(a)	36,519	2,769,601
STAAR Surgical Co.(a)	12,554	210,656
STERIS PLC	26,052	6,258,211
Stryker Corp.	91,187	36,076,313
Surmodics, Inc.(a)	3,819	113,462
Tactile Systems Technology, Inc.(a)	7,184	72,846

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.(a)	16,265	$ 303,180
Teleflex, Inc.	12,721	1,505,658
TransMedics Group, Inc.(a)	8,693	1,164,949
Treace Medical Concepts, Inc.(a)	10,654	62,646
UFP Technologies, Inc.(a)	1,967	480,263
Utah Medical Products, Inc.	1,140	64,889
Varex Imaging Corp.(a)	9,743	84,472
Zimmer Biomet Holdings, Inc.	52,692	4,806,037
Zimvie, Inc.(a)	8,946	83,645
Zynex, Inc.(a)	1,350	3,483
		349,713,852
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(a)	24,412	553,908
AdaptHealth Corp.(a)(b)	20,003	188,628
Addus HomeCare Corp.(a)	4,397	506,490
agilon health, Inc.(a)(b)	75,241	173,054
Alignment Healthcare, Inc.(a)	30,046	420,644
Amedisys, Inc.(a)	8,709	856,879
AMN Healthcare Services, Inc.(a)	9,523	196,840
Astrana Health, Inc.(a)	12,304	306,124
BrightSpring Health Services, Inc.(a)	18,211	429,597
Brookdale Senior Living, Inc.(a)	49,123	341,896
Cardinal Health, Inc.	64,352	10,811,136
Castle Biosciences, Inc.(a)	5,334	108,920
Cencora, Inc.	48,508	14,545,124
Centene Corp.(a)	134,215	7,285,190
Chemed Corp.	3,908	1,902,922
Cigna Group (The)	70,888	23,434,155
Clover Health Investments Corp.(a)(b)	105,807	295,202
Community Health Systems, Inc.(a)	40,737	138,506
Concentra Group Holdings Parent, Inc.	27,334	562,260
CorVel Corp.(a)	7,593	780,409
Cross Country Healthcare, Inc.(a)	11,920	155,556
CVS Health Corp.	331,439	22,862,662
DaVita, Inc.(a)	10,130	1,443,019
DocGo, Inc.(a)(b)	24,422	38,343
Elevance Health, Inc.	59,910	23,302,594
Encompass Health Corp.	27,019	3,313,340
Enhabit, Inc.(a)	14,285	137,707
Ensign Group, Inc. (The)	14,839	2,289,064
Fulgent Genetics, Inc.(a)	5,213	103,634
GeneDx Holdings Corp., Class A(a)	4,327	399,425
Guardant Health, Inc.(a)	32,442	1,688,282
HCA Healthcare, Inc.	46,326	17,747,491
HealthEquity, Inc.(a)	22,842	2,392,928
Henry Schein, Inc.(a)	29,020	2,119,911
Hims & Hers Health, Inc., Class A(a)(b)	49,945	2,489,758
Humana, Inc.	31,981	7,818,715
Labcorp Holdings, Inc.	22,558	5,921,701
LifeStance Health Group, Inc.(a)(b)	44,659	230,887
McKesson Corp.	33,249	24,364,202
ModivCare, Inc.(a)	675	2,106
Molina Healthcare, Inc.(a)	14,206	4,231,967
Nano-X Imaging Ltd.(a)(b)	14,442	74,665
National HealthCare Corp.	3,479	372,288
National Research Corp., Class A	3,739	62,815
NeoGenomics, Inc.(a)(b)	34,140	249,563
OPKO Health, Inc.(a)	100,009	132,012
Option Care Health, Inc.(a)	43,842	1,423,988
Owens & Minor, Inc.(a)	19,365	176,222
PACS Group, Inc.(a)	10,408	134,471
Pediatrix Medical Group, Inc.(a)	20,545	294,821
Security	Shares	Value
Health Care Providers & Services (continued)
Pennant Group, Inc. (The)(a)	8,538	$ 254,859
Performant Healthcare, Inc.(a)	39,847	159,388
Premier, Inc., Class A	25,404	557,110
Privia Health Group, Inc.(a)	28,970	666,310
Progyny, Inc.(a)	20,891	459,602
Quest Diagnostics, Inc.	29,206	5,246,274
RadNet, Inc.(a)	17,293	984,145
Select Medical Holdings Corp.	26,249	398,460
Surgery Partners, Inc.(a)	19,755	439,154
Talkspace, Inc.(a)	52,688	146,473
Tempus AI, Inc., Class A(a)	21,804	1,385,426
Tenet Healthcare Corp.(a)	24,260	4,269,760
U.S. Physical Therapy, Inc.	3,506	274,169
UnitedHealth Group, Inc.	241,077	75,208,792
Universal Health Services, Inc., Class B	15,161	2,746,415
Viemed Healthcare, Inc.(a)	11,576	79,990
		283,088,348
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	45,070	3,273,434
American Healthcare REIT, Inc.	40,139	1,474,707
CareTrust REIT, Inc.	49,012	1,499,767
Community Healthcare Trust, Inc.	5,738	95,423
Diversified Healthcare Trust	81,880	293,130
Global Medical REIT, Inc.	11,560	80,111
Healthcare Realty Trust, Inc.	86,926	1,378,646
Healthpeak Properties, Inc.	186,896	3,272,549
LTC Properties, Inc.	9,798	339,109
Medical Properties Trust, Inc.(b)	156,504	674,532
National Health Investors, Inc.	11,294	791,935
Omega Healthcare Investors, Inc.	76,073	2,788,076
Sabra Health Care REIT, Inc.	62,698	1,156,151
Sila Realty Trust, Inc.	14,588	345,298
Universal Health Realty Income Trust	3,217	128,584
Ventas, Inc.	115,581	7,298,940
Welltower, Inc.	173,573	26,683,377
		51,573,769
Health Care Technology — 0.1%
Certara, Inc.(a)	28,356	331,765
Definitive Healthcare Corp., Class A(a)	10,357	40,392
Doximity, Inc., Class A(a)	32,887	2,017,289
Evolent Health, Inc., Class A(a)(b)	28,747	323,691
Health Catalyst, Inc.(a)	12,001	45,244
HealthStream, Inc.	6,843	189,346
OptimizeRx Corp.(a)(b)	5,184	69,984
Phreesia, Inc.(a)(b)	12,694	361,271
Schrodinger, Inc.(a)(b)	15,554	312,946
Simulations Plus, Inc.	4,131	72,086
Teladoc Health, Inc.(a)(b)	44,193	384,921
Veeva Systems, Inc., Class A(a)	39,418	11,351,596
Waystar Holding Corp.(a)	24,567	1,004,053
		16,504,584
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	63,305	738,769
Braemar Hotels & Resorts, Inc.	22,562	55,277
Chatham Lodging Trust	12,794	89,174
DiamondRock Hospitality Co.	56,380	431,871
Host Hotels & Resorts, Inc.	185,818	2,854,165
Park Hotels & Resorts, Inc.	58,975	603,314
Pebblebrook Hotel Trust	33,825	337,912
RLJ Lodging Trust	46,476	338,345
Ryman Hospitality Properties, Inc.	15,370	1,516,558

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Service Properties Trust	42,980	$ 102,722
Summit Hotel Properties, Inc.	28,746	146,317
Sunstone Hotel Investors, Inc.	54,345	471,715
Xenia Hotels & Resorts, Inc.	30,706	385,974
		8,072,113
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc., Class A(a)	12,915	152,010
Airbnb, Inc., Class A(a)	113,683	15,044,808
Aramark	69,314	2,902,177
BJ’s Restaurants, Inc.(a)	5,972	266,351
Bloomin’ Brands, Inc.	22,977	197,832
Booking Holdings, Inc.	8,619	49,897,460
Boyd Gaming Corp.	16,847	1,317,941
Brinker International, Inc.(a)	11,961	2,156,927
Caesars Entertainment, Inc.(a)(b)	57,031	1,619,110
Carnival Corp.(a)	286,337	8,051,796
Cava Group, Inc.(a)(b)	26,434	2,226,536
Cheesecake Factory, Inc. (The)	11,542	723,222
Chipotle Mexican Grill, Inc.(a)	355,361	19,953,520
Choice Hotels International, Inc.(b)	7,485	949,697
Churchill Downs, Inc.	17,225	1,739,725
Cracker Barrel Old Country Store, Inc.	5,756	351,576
Darden Restaurants, Inc.	31,015	6,760,340
Dave & Buster’s Entertainment, Inc.(a)	9,450	284,256
Denny’s Corp.(a)(b)	17,405	71,360
Dine Brands Global, Inc.	4,519	109,947
Domino’s Pizza, Inc.	8,421	3,794,503
DoorDash, Inc., Class A(a)	95,052	23,431,268
DraftKings, Inc., Class A(a)	127,316	5,460,583
Dutch Bros, Inc., Class A(a)	29,098	1,989,430
El Pollo Loco Holdings, Inc.(a)(b)	11,281	124,204
Everi Holdings, Inc.(a)(b)	23,937	340,863
Expedia Group, Inc.	32,647	5,506,896
First Watch Restaurant Group, Inc.(a)	6,334	101,597
Flutter Entertainment PLC(a)	46,414	13,263,265
Genius Sports Ltd.(a)(b)	58,054	603,762
Global Business Travel Group I, Class A(a)(b)	33,016	208,001
Golden Entertainment, Inc.	5,189	152,712
Hilton Grand Vacations, Inc.(a)	16,056	666,806
Hilton Worldwide Holdings, Inc.	61,790	16,457,149
Hyatt Hotels Corp., Class A	11,602	1,620,219
Inspired Entertainment, Inc.(a)	6,573	53,701
International Game Technology PLC	28,595	452,087
Jack in the Box, Inc.	5,399	94,267
Krispy Kreme, Inc.	22,137	64,419
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,502	129,292
Las Vegas Sands Corp.	84,851	3,691,867
Life Time Group Holdings, Inc.(a)(b)	35,591	1,079,475
Light & Wonder, Inc., Class A(a)(b)	23,464	2,258,645
Lindblad Expeditions Holdings, Inc.(a)	12,396	144,661
Marriott International, Inc., Class A	60,129	16,427,844
Marriott Vacations Worldwide Corp.	9,691	700,756
McDonald’s Corp.	189,383	55,332,031
MGM Resorts International(a)	54,275	1,866,517
Monarch Casino & Resort, Inc.	3,613	312,308
Norwegian Cruise Line Holdings Ltd.(a)	114,536	2,322,790
Papa John’s International, Inc.	8,669	424,261
Penn Entertainment, Inc.(a)	42,944	767,409
Planet Fitness, Inc., Class A(a)	22,407	2,443,483
PlayAGS, Inc.(a)	15,831	197,729
Portillo’s, Inc., Class A(a)(b)	10,412	121,508
Potbelly Corp.(a)(b)	10,091	123,615
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
RCI Hospitality Holdings, Inc.(b)	2,922	$ 111,387
Red Rock Resorts, Inc., Class A	12,774	664,631
Restaurant Brands International, Inc.	85,713	5,681,915
Royal Caribbean Cruises Ltd.	67,120	21,017,957
Rush Street Interactive, Inc., Class A(a)(b)	22,880	340,912
Sabre Corp.(a)	84,992	268,575
Shake Shack, Inc., Class A(a)	9,403	1,322,062
Six Flags Entertainment Corp.	24,527	746,357
Starbucks Corp.	300,820	27,564,137
Super Group SGHC Ltd.	35,606	390,598
Sweetgreen, Inc., Class A(a)(b)	24,899	370,497
Target Hospitality Corp.(a)	9,532	67,868
Texas Roadhouse, Inc.	18,098	3,391,746
Travel + Leisure Co.	18,794	969,958
United Parks & Resorts, Inc.(a)(b)	10,014	472,160
Vail Resorts, Inc.	10,080	1,583,870
Viking Holdings Ltd.(a)	53,847	2,869,507
Wendy’s Co. (The)	47,620	543,820
Wingstop, Inc.(b)	7,736	2,605,021
Wyndham Hotels & Resorts, Inc.	19,820	1,609,582
Wynn Resorts Ltd.	22,125	2,072,449
Xponential Fitness, Inc., Class A(a)	4,819	36,094
Yum! Brands, Inc.	74,802	11,084,160
		363,291,777
Household Durables — 0.4%
Beazer Homes U.S.A., Inc.(a)(b)	9,765	218,443
Cavco Industries, Inc.(a)	2,089	907,524
Century Communities, Inc.	7,113	400,604
Champion Homes, Inc.(a)	14,979	937,835
Cricut, Inc., Class A	12,482	84,503
DR Horton, Inc.	72,685	9,370,550
Dream Finders Homes, Inc., Class A(a)(b)	7,780	195,511
Ethan Allen Interiors, Inc.	5,983	166,627
Garmin Ltd.	43,176	9,011,695
GoPro, Inc., Class A(a)	980	742
Green Brick Partners, Inc.(a)	8,214	516,496
Helen of Troy Ltd.(a)	6,352	180,270
Hooker Furnishings Corp.	713	7,544
Hovnanian Enterprises, Inc., Class A(a)	1,518	158,707
Installed Building Products, Inc.	5,974	1,077,232
KB Home	18,014	954,202
La-Z-Boy, Inc.	12,684	471,464
Leggett & Platt, Inc.	36,038	321,459
Lennar Corp., Class A	60,975	6,744,445
Lennar Corp., Class B	2,992	314,908
LGI Homes, Inc.(a)(b)	5,909	304,432
Lovesac Co. (The)(a)(b)	3,810	69,342
M/I Homes, Inc.(a)	7,239	811,637
Meritage Homes Corp.	19,450	1,302,566
Mohawk Industries, Inc.(a)	13,770	1,443,647
Newell Brands, Inc.	114,451	618,035
NVR, Inc.(a)	742	5,480,160
PulteGroup, Inc.	53,554	5,647,805
SharkNinja, Inc.(a)	17,557	1,737,967
Somnigroup International, Inc.	53,555	3,644,418
Sonos, Inc.(a)	32,049	346,450
Taylor Morrison Home Corp., Class A(a)	26,666	1,637,826
Toll Brothers, Inc.	27,118	3,094,977
TopBuild Corp.(a)	8,003	2,590,891
Tri Pointe Homes, Inc.(a)	25,597	817,824
Whirlpool Corp.	14,170	1,437,121
		63,025,859

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 0.9%
Central Garden & Pet Co.(a)	2,568	$ 90,342
Central Garden & Pet Co., Class A, NVS(a)	15,027	470,195
Church & Dwight Co., Inc.	65,267	6,272,811
Clorox Co. (The)	32,789	3,936,975
Colgate-Palmolive Co.	212,983	19,360,155
Energizer Holdings, Inc.	19,172	386,508
Kimberly-Clark Corp.	88,002	11,345,218
Oil-Dri Corp. of America	3,868	228,173
Procter & Gamble Co. (The)	622,274	99,140,694
Reynolds Consumer Products, Inc.	14,213	304,442
Spectrum Brands Holdings, Inc.	8,044	426,332
WD-40 Co.	3,559	811,772
		142,773,617
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	188,038	1,978,160
Brookfield Renewable Corp.	34,278	1,123,633
Clearway Energy, Inc., Class A	8,252	249,705
Clearway Energy, Inc., Class C	22,766	728,512
Montauk Renewables, Inc.(a)(b)	18,773	41,676
Ormat Technologies, Inc.	16,022	1,342,003
Talen Energy Corp.(a)(b)	12,016	3,493,892
Vistra Corp.	90,205	17,482,631
		26,440,212
Industrial Conglomerates — 0.4%
3M Co.	142,749	21,732,108
Brookfield Business Corp., Class A(b)	5,405	168,636
Honeywell International, Inc.	170,542	39,715,821
		61,616,565
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	75,528	1,256,031
EastGroup Properties, Inc.	13,898	2,322,634
First Industrial Realty Trust, Inc.	34,184	1,645,276
Industrial Logistics Properties Trust	28,499	129,670
Innovative Industrial Properties, Inc.	7,725	426,575
Lineage, Inc.	16,409	714,120
LXP Industrial Trust	73,947	610,802
Plymouth Industrial REIT, Inc.	11,705	187,982
Prologis, Inc.	246,583	25,920,805
Rexford Industrial Realty, Inc.	62,781	2,233,120
STAG Industrial, Inc.	49,602	1,799,561
Terreno Realty Corp.	25,135	1,409,319
		38,655,895
Insurance — 2.2%
Aflac, Inc.	129,048	13,609,402
Allstate Corp. (The)	70,205	14,132,969
Ambac Financial Group, Inc.(a)	13,054	92,683
American Coastal Insurance Corp.	11,797	131,183
American Financial Group, Inc.	17,515	2,210,568
American International Group, Inc.	154,611	13,233,155
AMERISAFE, Inc.	4,871	213,009
Aon PLC, Class A	55,626	19,845,132
Arch Capital Group Ltd.	95,867	8,728,690
Arthur J. Gallagher & Co.	67,182	21,506,302
Assurant, Inc.	13,684	2,702,453
Assured Guaranty Ltd.	12,887	1,122,458
Axis Capital Holdings Ltd.	21,005	2,180,739
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	16,171	692,281
Bowhead Specialty Holdings, Inc.(a)(b)	4,382	164,456
Brighthouse Financial, Inc.(a)	14,637	787,031
Brown & Brown, Inc.	72,349	8,021,334
Chubb Ltd.	98,594	28,564,654
Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	40,571	$ 6,041,833
CNA Financial Corp.	5,055	235,209
CNO Financial Group, Inc.	27,399	1,057,053
Donegal Group, Inc., Class A	6,922	138,613
Employers Holdings, Inc.	6,511	307,189
Enstar Group Ltd.(a)(b)	3,127	1,051,798
Everest Group Ltd.	11,126	3,781,171
F&G Annuities & Life, Inc.	4,668	149,283
Fidelis Insurance Holdings Ltd.	16,000	265,280
Fidelity National Financial, Inc., Class A	69,002	3,868,252
First American Financial Corp.	27,349	1,678,955
Genworth Financial, Inc., Class A(a)	107,420	835,728
Globe Life, Inc.	21,978	2,731,646
Goosehead Insurance, Inc., Class A	6,291	663,763
Greenlight Capital Re Ltd., Class A(a)	10,877	156,302
Hamilton Insurance Group Ltd., Class B(a)(b)	10,457	226,080
Hanover Insurance Group, Inc. (The)	9,358	1,589,643
Hartford Insurance Group, Inc. (The)	75,193	9,539,736
HCI Group, Inc.	2,420	368,324
Heritage Insurance Holdings, Inc.(a)	8,882	221,517
Hippo Holdings, Inc.(a)(b)	6,360	177,635
Horace Mann Educators Corp.	10,907	468,674
Investors Title Co.	629	132,908
James River Group Holdings Ltd.	8,121	47,589
Kemper Corp.	16,255	1,049,098
Kinsale Capital Group, Inc.(b)	5,747	2,780,973
Lemonade, Inc.(a)(b)	13,939	610,668
Lincoln National Corp.	45,044	1,558,522
Loews Corp.	45,263	4,148,807
Markel Group, Inc.(a)(b)	3,376	6,743,087
Marsh & McLennan Cos., Inc.	131,401	28,729,515
MBIA, Inc.(a)	14,907	64,696
Mercury General Corp.	6,981	470,101
MetLife, Inc.	149,044	11,986,118
Old Republic International Corp.	62,340	2,396,350
Oscar Health, Inc., Class A(a)(b)	52,308	1,121,484
Palomar Holdings, Inc.(a)	7,202	1,110,909
Primerica, Inc.	8,820	2,413,769
Principal Financial Group, Inc.	60,842	4,832,680
ProAssurance Corp.(a)	13,029	297,452
Progressive Corp. (The)	155,353	41,457,502
Prudential Financial, Inc.	95,317	10,240,858
Reinsurance Group of America, Inc.	17,462	3,463,762
RenaissanceRe Holdings Ltd.	12,655	3,073,899
RLI Corp.	22,904	1,654,127
Root, Inc., Class A(a)(b)	2,031	259,907
Ryan Specialty Holdings, Inc., Class A	26,607	1,809,010
Safety Insurance Group, Inc.	3,745	297,316
Selective Insurance Group, Inc.	16,592	1,437,697
Selectquote, Inc.(a)	44,369	105,598
SiriusPoint Ltd.(a)	17,678	360,454
Skyward Specialty Insurance Group, Inc.(a)	8,464	489,135
Stewart Information Services Corp.	6,896	448,930
Tiptree, Inc.	6,779	159,849
Travelers Cos., Inc. (The)	60,041	16,063,369
Trupanion, Inc.(a)	9,555	528,869
United Fire Group, Inc.	5,939	170,449
Universal Insurance Holdings, Inc.	9,149	253,702
Unum Group	45,845	3,702,442
W R Berkley Corp.	80,444	5,910,221

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group Ltd.(b)	643	$ 1,154,648
Willis Towers Watson PLC	26,772	8,205,618
		345,234,271
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A	1,539,967	271,388,385
Alphabet, Inc., Class C, NVS	1,253,908	222,430,740
Angi, Inc., Class A(a)(b)	10,622	162,092
Bumble, Inc., Class A(a)(b)	23,058	151,952
Cargurus, Inc., Class A(a)	25,578	856,096
Cars.com, Inc.(a)	18,631	220,777
EverQuote, Inc., Class A(a)(b)	7,706	186,331
fuboTV, Inc.(a)	87,901	339,298
Getty Images Holdings, Inc., Class A(a)(b)	38,385	63,719
Grindr, Inc.(a)	6,464	146,733
IAC, Inc.(a)	20,236	755,612
Match Group, Inc.	68,445	2,114,266
MediaAlpha, Inc., Class A(a)	7,502	82,147
Meta Platforms, Inc., Class A	578,437	426,938,565
Nextdoor Holdings, Inc., Class A(a)(b)	38,890	64,557
Pinterest, Inc., Class A(a)	155,563	5,578,489
QuinStreet, Inc.(a)	12,300	198,030
Reddit, Inc., Class A(a)(b)	30,884	4,650,204
Rumble, Inc.(a)(b)	20,647	185,410
Shutterstock, Inc.	5,987	113,514
Teads Holding Co.(a)(b)	3,827	9,491
TripAdvisor, Inc.(a)	27,456	358,301
TrueCar, Inc.(a)	35,946	68,297
Trump Media & Technology Group Corp., Class A(a)(b)	19,806	357,300
Vimeo, Inc.(a)	38,562	155,791
Yelp, Inc.(a)	18,631	638,484
Ziff Davis, Inc.(a)	12,973	392,693
ZipRecruiter, Inc., Class A(a)(b)	21,311	106,768
ZoomInfo Technologies, Inc., Class A(a)	82,123	831,085
		939,545,127
IT Services — 1.4%
Accenture PLC, Class A	165,841	49,568,216
Akamai Technologies, Inc.(a)	39,392	3,141,906
Amdocs Ltd.	30,473	2,780,357
Applied Digital Corp.(a)(b)	53,886	542,632
ASGN, Inc.(a)	11,920	595,166
BigBear.ai Holdings, Inc.(a)(b)	79,525	539,975
BigCommerce Holdings, Inc., Series 1(a)	19,759	98,795
Cloudflare, Inc., Class A(a)(b)	81,325	15,925,875
Cognizant Technology Solutions Corp., Class A	131,550	10,264,846
Couchbase, Inc.(a)	9,355	228,075
DigitalOcean Holdings, Inc.(a)	17,537	500,857
DXC Technology Co.(a)	47,619	728,094
EPAM Systems, Inc.(a)	14,853	2,626,307
Fastly, Inc., Class A(a)(b)	32,733	231,095
Gartner, Inc.(a)(b)	20,148	8,144,225
Globant SA(a)(b)	10,811	982,071
GoDaddy, Inc., Class A(a)	36,413	6,556,525
Grid Dynamics Holdings, Inc., Class A(a)	11,270	130,168
Hackett Group, Inc. (The)	7,834	199,140
International Business Machines Corp.	246,490	72,660,322
Kyndryl Holdings, Inc.(a)	58,605	2,459,066
MongoDB, Inc., Class A(a)	20,892	4,387,111
Okta, Inc., Class A(a)	43,263	4,325,002
Snowflake, Inc., Class A(a)(b)	82,917	18,554,337
Tucows, Inc., Class A(a)(b)	2,712	53,454
Twilio, Inc., Class A(a)	37,457	4,658,153
Security	Shares	Value
IT Services (continued)
Unisys Corp.(a)	17,940	$ 81,268
VeriSign, Inc.	21,192	6,120,250
		217,083,288
Leisure Products — 0.1%
Acushnet Holdings Corp.	7,072	514,983
Brunswick Corp.	18,753	1,035,916
Funko, Inc., Class A(a)(b)	7,056	33,587
Hasbro, Inc.	36,870	2,721,743
JAKKS Pacific, Inc.	3,437	71,421
Johnson Outdoors, Inc., Class A	1,476	44,678
Malibu Boats, Inc., Class A(a)(b)	5,060	158,580
MasterCraft Boat Holdings, Inc.(a)	5,196	96,542
Mattel, Inc.(a)	87,956	1,734,492
Outdoor Holding Co.(a)(b)	36,452	46,659
Peloton Interactive, Inc., Class A(a)	98,674	684,798
Polaris, Inc.	14,480	588,612
Smith & Wesson Brands, Inc.	14,909	129,410
Sturm Ruger & Co., Inc.	4,104	147,334
Topgolf Callaway Brands Corp.(a)	37,831	304,539
YETI Holdings, Inc.(a)	22,486	708,759
		9,022,053
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A(a)(b)	29,975	347,111
Adaptive Biotechnologies Corp.(a)(b)	29,232	340,553
Agilent Technologies, Inc.	76,366	9,011,952
Avantor, Inc.(a)	177,664	2,391,357
Azenta, Inc.(a)	10,394	319,927
BioLife Solutions, Inc.(a)(b)	9,471	204,005
Bio-Rad Laboratories, Inc., Class A(a)	5,112	1,233,628
Bio-Techne Corp.	41,614	2,141,040
Bruker Corp.	29,074	1,197,849
Charles River Laboratories International, Inc.(a)	13,685	2,076,425
Codexis, Inc.(a)(b)	16,530	40,333
CryoPort, Inc.(a)(b)	10,029	74,816
Cytek Biosciences, Inc.(a)	27,674	94,092
Danaher Corp.	169,018	33,387,816
Fortrea Holdings, Inc.(a)	23,213	114,672
Illumina, Inc.(a)	42,026	4,009,701
IQVIA Holdings, Inc.(a)	46,413	7,314,225
Maravai LifeSciences Holdings, Inc., Class A(a)	29,633	71,416
MaxCyte, Inc.(a)	24,904	54,291
Medpace Holdings, Inc.(a)	6,050	1,898,853
Mesa Laboratories, Inc.	1,369	128,987
Mettler-Toledo International, Inc.(a)	5,470	6,425,718
Niagen Bioscience, Inc.(a)	20,564	296,327
OmniAb, Inc.(a)(b)	18,977	33,020
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	67,280	83,427
QIAGEN NV	57,107	2,744,562
Quanterix Corp.(a)	12,184	81,024
Quantum-Si, Inc., Class A(a)(b)	34,742	68,094
Repligen Corp.(a)	14,537	1,808,112
Revvity, Inc.(b)	31,650	3,061,188
Sotera Health Co.(a)(b)	40,026	445,089
Standard BioTools, Inc.(a)(b)	81,037	97,244
Thermo Fisher Scientific, Inc.	100,046	40,564,651
Waters Corp.(a)	15,778	5,507,153
West Pharmaceutical Services, Inc.	19,257	4,213,432
		131,882,090

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 1.8%
3D Systems Corp.(a)(b)	30,831	$ 47,480
AGCO Corp.	16,234	1,674,699
Alamo Group, Inc.	2,373	518,216
Albany International Corp., Class A	7,918	555,289
Allison Transmission Holdings, Inc.	23,035	2,188,095
Astec Industries, Inc.	5,931	247,263
Atmus Filtration Technologies, Inc.	22,232	809,689
Blue Bird Corp.(a)(b)	9,798	422,882
Caterpillar, Inc.	122,669	47,621,333
Chart Industries, Inc.(a)(b)	11,177	1,840,293
CNH Industrial NV	231,476	2,999,929
Columbus McKinnon Corp.	6,567	100,278
Crane Co.	13,473	2,558,388
Cummins, Inc.	36,256	11,873,840
Deere & Co.	64,729	32,914,049
Donaldson Co., Inc.	32,412	2,247,772
Douglas Dynamics, Inc.	5,430	160,022
Dover Corp.	36,219	6,636,407
Energy Recovery, Inc.(a)	14,767	188,722
Enerpac Tool Group Corp., Class A	15,741	638,455
Enpro, Inc.	5,990	1,147,385
Esab Corp.	15,001	1,808,371
ESCO Technologies, Inc.	6,575	1,261,545
Federal Signal Corp.	16,696	1,776,788
Flowserve Corp.	35,280	1,846,908
Fortive Corp.	89,335	4,657,034
Franklin Electric Co., Inc.	11,693	1,049,330
Gates Industrial Corp. PLC(a)	62,906	1,448,725
Gorman-Rupp Co. (The)	4,713	173,061
Graco, Inc.	43,944	3,777,866
Graham Corp.(a)(b)	4,457	220,666
Greenbrier Cos., Inc. (The)	8,311	382,722
Helios Technologies, Inc.	8,083	269,730
Hillenbrand, Inc.	18,818	377,677
Hillman Solutions Corp.(a)	46,073	328,961
Hyliion Holdings Corp., Class A(a)(b)	54,269	71,635
Hyster-Yale, Inc., Class A	2,666	106,053
IDEX Corp.	19,969	3,505,957
Illinois Tool Works, Inc.	77,871	19,253,605
Ingersoll Rand, Inc.	108,191	8,999,327
ITT, Inc.	21,863	3,428,774
JBT Marel Corp.	12,418	1,493,389
Kadant, Inc.	3,295	1,045,998
Kennametal, Inc.	21,988	504,844
Lincoln Electric Holdings, Inc.	14,816	3,071,653
Lindsay Corp.	3,084	444,867
Luxfer Holdings PLC	7,216	87,891
Manitowoc Co., Inc. (The)(a)(b)	9,134	109,791
Microvast Holdings, Inc.(a)(b)	52,146	189,290
Middleby Corp. (The)(a)	14,291	2,057,904
Miller Industries, Inc.	3,027	134,580
Mueller Industries, Inc.	28,881	2,295,173
Mueller Water Products, Inc., Class A	39,913	959,509
Nordson Corp.	14,278	3,060,775
Omega Flex, Inc.	1,081	35,003
Oshkosh Corp.	17,752	2,015,562
Otis Worldwide Corp.	105,706	10,467,008
PACCAR, Inc.	136,760	13,000,406
Parker-Hannifin Corp.	34,042	23,777,316
Pentair PLC	43,828	4,499,382
Proto Labs, Inc.(a)	7,078	283,403
RBC Bearings, Inc.(a)	8,210	3,159,208
Security	Shares	Value
Machinery (continued)
REV Group, Inc.	14,890	$ 708,615
Shyft Group, Inc. (The)	8,837	110,816
Snap-on, Inc.	13,751	4,279,036
SPX Technologies, Inc.(a)(b)	12,198	2,045,361
Standex International Corp.	3,079	481,802
Stanley Black & Decker, Inc.	40,459	2,741,097
Tennant Co.	4,591	355,711
Terex Corp.	17,827	832,343
Timken Co. (The)	16,557	1,201,210
Titan International, Inc.(a)	11,091	113,905
Toro Co. (The)	27,739	1,960,593
Trinity Industries, Inc.	20,006	540,362
Wabash National Corp.	12,462	132,471
Watts Water Technologies, Inc., Class A	6,962	1,711,886
Westinghouse Air Brake Technologies Corp.	45,341	9,492,138
Worthington Enterprises, Inc.	7,740	492,574
Xylem, Inc.	63,644	8,232,988
		280,261,081
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)	3,574	30,987
Costamare, Inc.	17,873	162,823
Genco Shipping & Trading Ltd.	8,982	117,395
Golden Ocean Group Ltd.	29,941	219,168
Kirby Corp.(a)	15,544	1,762,845
Matson, Inc.	8,196	912,625
Pangaea Logistics Solutions Ltd.	16,793	78,927
Safe Bulkers, Inc.	13,627	49,193
		3,333,963
Media — 0.5%
Advantage Solutions, Inc., Class A(a)(b)	38,153	50,362
Altice U.S.A., Inc., Class A(a)(b)	74,388	159,190
AMC Networks, Inc., Class A(a)	7,601	47,658
Boston Omaha Corp., Class A(a)(b)	4,911	68,950
Cable One, Inc.	1,435	194,887
Cardlytics, Inc.(a)	821	1,351
Charter Communications, Inc., Class A(a)(b)	24,024	9,821,251
Comcast Corp., Class A	981,201	35,019,064
DoubleVerify Holdings, Inc.(a)	36,682	549,130
EchoStar Corp., Class A(a)(b)	31,268	866,124
Entravision Communications Corp., Class A	23,254	53,949
EW Scripps Co. (The), Class A, NVS(a)	13,590	39,955
Fox Corp., Class A, NVS	58,403	3,272,904
Fox Corp., Class B	33,788	1,744,474
Gannett Co., Inc.(a)	25,996	93,066
Gray Media, Inc.	21,341	96,675
Ibotta, Inc., Class A(a)(b)	4,341	158,881
iHeartMedia, Inc., Class A(a)(b)	28,115	49,482
Integral Ad Science Holding Corp.(a)(b)	23,351	194,047
Interpublic Group of Cos., Inc. (The)	98,898	2,421,023
John Wiley & Sons, Inc., Class A	11,983	534,801
Liberty Broadband Corp., Class A(a)	4,082	399,301
Liberty Broadband Corp., Class C, NVS(a)	28,688	2,822,325
Magnite, Inc.(a)	33,728	813,519
National CineMedia, Inc.	24,199	117,244
New York Times Co. (The), Class A	43,372	2,427,965
News Corp., Class A, NVS	102,940	3,059,377
News Corp., Class B	31,256	1,072,393
Nexstar Media Group, Inc., Class A	8,124	1,405,046
Omnicom Group, Inc.	51,141	3,679,084
Paramount Global, Class A(b)	4,149	95,220
Paramount Global, Class B, NVS	151,628	1,956,001
PubMatic, Inc., Class A(a)	11,276	140,273

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Scholastic Corp., NVS	6,885	$ 144,447
Sinclair, Inc., Class A	11,813	163,256
Sirius XM Holdings, Inc.	50,283	1,155,001
Stagwell, Inc., Class A(a)(b)	33,671	151,520
TechTarget, Inc.(a)	7,321	56,884
TEGNA, Inc.	44,853	751,736
Thryv Holdings, Inc.(a)(b)	6,607	80,341
Trade Desk, Inc. (The), Class A(a)	118,753	8,549,028
WideOpenWest, Inc.(a)	14,729	59,800
		84,536,985
Metals & Mining — 0.5%
Alcoa Corp.	66,378	1,958,815
Alpha Metallurgical Resources, Inc.(a)	3,005	338,002
Anglogold Ashanti PLC	133,436	6,080,679
Caledonia Mining Corp. PLC	9,970	192,620
Carpenter Technology Corp.	12,348	3,412,740
Century Aluminum Co.(a)	15,175	273,454
Cleveland-Cliffs, Inc.(a)	129,617	985,089
Coeur Mining, Inc.(a)	165,114	1,462,910
Commercial Metals Co.	31,473	1,539,345
Compass Minerals International, Inc.(a)	8,938	179,565
Constellium SE, Class A(a)	30,258	402,431
Freeport-McMoRan, Inc.	381,980	16,558,833
Hecla Mining Co.	166,142	995,191
i-80 Gold Corp.(a)	2,650	1,586
Ivanhoe Electric, Inc.(a)(b)	27,236	247,031
Kaiser Aluminum Corp.	4,315	344,769
MAC Copper Ltd., Class A(a)(b)	14,169	171,303
Materion Corp.	4,974	394,786
Metallus, Inc.(a)	9,975	153,715
MP Materials Corp., Class A(a)(b)	31,942	1,062,710
Newmont Corp.	294,912	17,181,573
Novagold Resources, Inc.(a)	65,018	265,924
Nucor Corp.	60,847	7,882,120
Olympic Steel, Inc.	2,519	82,094
Perpetua Resources Corp.(a)	16,826	204,268
Piedmont Lithium, Inc.(a)(b)	4,843	28,186
Radius Recycling, Inc., Class A	6,126	181,881
Ramaco Resources, Inc., Class A	11,253	147,864
Ramaco Resources, Inc., Class B(a)	72	589
Reliance, Inc.	14,306	4,490,653
Royal Gold, Inc.	17,778	3,161,640
Ryerson Holding Corp.	8,949	193,030
Southern Copper Corp.	22,866	2,313,353
SSR Mining, Inc.(a)	52,734	671,831
Steel Dynamics, Inc.	38,021	4,867,068
SunCoke Energy, Inc.	26,124	224,405
Tredegar Corp.(a)	11,326	99,669
Warrior Met Coal, Inc.	14,452	662,335
Worthington Steel, Inc.	7,740	230,884
		79,644,941
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Advanced Flower Capital, Inc.	6,426	28,788
AGNC Investment Corp.	251,000	2,306,690
Annaly Capital Management, Inc.	158,399	2,981,069
Apollo Commercial Real Estate Finance, Inc.	40,849	395,418
Arbor Realty Trust, Inc.	41,214	440,990
Ares Commercial Real Estate Corp.	11,023	52,580
ARMOUR Residential REIT, Inc.	15,910	267,447
Blackstone Mortgage Trust, Inc., Class A	47,288	910,294
BrightSpire Capital, Inc., Class A	40,370	203,869
Chicago Atlantic Real Estate Finance, Inc.	7,415	103,513
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.	19,901	$ 276,027
Claros Mortgage Trust, Inc.	23,321	66,465
Dynex Capital, Inc.	30,370	371,121
Ellington Financial, Inc.	18,958	246,264
Franklin BSP Realty Trust, Inc.	21,829	233,352
Invesco Mortgage Capital, Inc.	8,634	67,691
KKR Real Estate Finance Trust, Inc.	15,848	138,987
Ladder Capital Corp., Class A	27,821	299,076
MFA Financial, Inc.	29,618	280,186
New York Mortgage Trust, Inc.	24,264	162,569
Orchid Island Capital, Inc.	29,684	208,085
PennyMac Mortgage Investment Trust	23,593	303,406
Ready Capital Corp.	38,396	167,791
Redwood Trust, Inc.	31,429	185,745
Rithm Capital Corp.	134,758	1,521,418
Starwood Property Trust, Inc.	83,045	1,666,713
Sunrise Realty Trust, Inc.	2,148	22,769
TPG RE Finance Trust, Inc.	14,803	114,279
Two Harbors Investment Corp.	23,880	257,188
		14,279,790
Multi-Utilities — 0.6%
Ameren Corp.	71,170	6,835,167
Avista Corp.	21,607	819,986
Black Hills Corp.	19,928	1,117,961
CenterPoint Energy, Inc.	169,800	6,238,452
CMS Energy Corp.	79,153	5,483,720
Consolidated Edison, Inc.	95,491	9,582,522
Dominion Energy, Inc.	226,096	12,778,946
DTE Energy Co.	55,444	7,344,112
NiSource, Inc.	124,196	5,010,067
Northwestern Energy Group, Inc.	15,419	790,995
Public Service Enterprise Group, Inc.	132,221	11,130,364
Sempra	172,934	13,103,209
Unitil Corp.	3,397	177,153
WEC Energy Group, Inc.	84,703	8,826,052
		89,238,706
Office REITs — 0.1%
Brandywine Realty Trust	49,203	211,081
BXP, Inc.	41,395	2,792,921
City Office REIT, Inc.	12,973	69,276
COPT Defense Properties	29,566	815,430
Cousins Properties, Inc.	42,803	1,285,374
Douglas Emmett, Inc.	44,551	670,047
Easterly Government Properties, Inc.	10,360	229,992
Empire State Realty Trust, Inc., Class A	38,422	310,834
Highwoods Properties, Inc.	26,908	836,570
Hudson Pacific Properties, Inc.	39,330	107,764
JBG SMITH Properties(b)	21,169	366,224
Kilroy Realty Corp.	30,838	1,058,052
NET Lease Office Properties(a)(b)	3,718	121,021
Paramount Group, Inc.	46,653	284,583
Peakstone Realty Trust, Class E	7,260	95,905
Piedmont Realty Trust, Inc., Class A	33,702	245,687
Postal Realty Trust, Inc., Class A	3,838	56,534
SL Green Realty Corp.	18,564	1,149,111
Vornado Realty Trust	47,022	1,798,121
		12,504,527
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	88,409	1,675,351
Antero Resources Corp.(a)	76,550	3,083,434
APA Corp.	98,492	1,801,419

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp.	13,218	$ 126,893
Berry Corp.	22,841	63,270
California Resources Corp.	19,304	881,614
Calumet, Inc.(a)	16,348	257,563
Centrus Energy Corp., Class A(a)(b)	3,284	601,563
Cheniere Energy, Inc.	58,436	14,230,335
Chevron Corp.	432,115	61,874,547
Chord Energy Corp.	16,807	1,627,758
Civitas Resources, Inc.	26,503	729,363
Clean Energy Fuels Corp.(a)	41,549	81,021
CNX Resources Corp.(a)	39,075	1,316,046
Comstock Resources, Inc.(a)	22,264	616,045
ConocoPhillips	335,362	30,095,386
Core Natural Resources, Inc.	14,619	1,019,529
Coterra Energy, Inc.	194,171	4,928,060
Crescent Energy Co., Class A	43,913	377,652
CVR Energy, Inc.	7,491	201,133
Delek U.S. Holdings, Inc.	19,047	403,415
Devon Energy Corp.	166,877	5,308,357
DHT Holdings, Inc.	31,097	336,159
Diamondback Energy, Inc.	50,227	6,901,190
Diversified Energy Co. PLC	12,361	181,336
Dorian LPG Ltd.	9,391	228,953
DT Midstream, Inc.	26,328	2,893,710
Encore Energy Corp.(a)(b)	43,228	123,632
Energy Fuels, Inc.(a)(b)	39,392	226,504
EOG Resources, Inc.	146,307	17,499,780
EQT Corp.	157,935	9,210,769
Evolution Petroleum Corp.	13,968	65,650
Excelerate Energy, Inc., Class A	4,839	141,879
Expand Energy Corp.	58,212	6,807,311
Exxon Mobil Corp.	1,147,998	123,754,184
FLEX LNG Ltd.(b)	7,197	158,190
Golar LNG Ltd.	25,080	1,033,045
Granite Ridge Resources, Inc.	21,481	136,834
Green Plains, Inc.(a)(b)	9,696	58,467
Gulfport Energy Corp.(a)(b)	3,712	746,743
Hallador Energy Co.(a)	10,046	159,028
Hess Corp.	73,890	10,236,721
HF Sinclair Corp.	42,603	1,750,131
Infinity Natural Resources, Inc., Class A(a)(b)	3,361	61,540
International Seaways, Inc.	10,622	387,491
Kinder Morgan, Inc.	514,211	15,117,803
Kinetik Holdings, Inc., Class A	9,614	423,497
Kosmos Energy Ltd.(a)(b)	123,376	212,207
Magnolia Oil & Gas Corp., Class A	48,004	1,079,130
Marathon Petroleum Corp.	82,556	13,713,377
Matador Resources Co.	32,610	1,556,149
Murphy Oil Corp.	37,749	849,352
New Fortress Energy, Inc., Class A(b)	18,430	61,188
NextDecade Corp.(a)(b)	31,312	278,990
Nordic American Tankers Ltd.	51,178	134,598
Northern Oil & Gas, Inc.	24,237	687,119
Occidental Petroleum Corp.	181,044	7,605,658
ONEOK, Inc.	164,652	13,440,543
Ovintiv, Inc.	71,111	2,705,774
Par Pacific Holdings, Inc.(a)	16,044	425,647
PBF Energy, Inc., Class A	28,781	623,684
Peabody Energy Corp.	30,325	406,961
Permian Resources Corp., Class A	176,910	2,409,514
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	107,996	12,883,923
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	61,922	$ 2,518,368
REX American Resources Corp.(a)	4,564	222,312
Riley Exploration Permian, Inc.	3,282	86,087
Sable Offshore Corp., Class A(a)	13,273	291,741
SandRidge Energy, Inc.	9,925	107,388
Scorpio Tankers, Inc.	12,708	497,264
SFL Corp. Ltd.	34,903	290,742
Sitio Royalties Corp., Class A	19,013	349,459
SM Energy Co.	31,668	782,516
Talos Energy, Inc.(a)	35,633	302,168
Targa Resources Corp.	57,195	9,956,506
Teekay Corp. Ltd.	21,830	180,097
Teekay Tankers Ltd., Class A	6,336	264,338
Texas Pacific Land Corp.(b)	5,011	5,293,570
Uranium Energy Corp.(a)(b)	104,357	709,628
Ur-Energy, Inc.(a)	6,779	7,118
VAALCO Energy, Inc.	27,713	100,044
Valero Energy Corp.	82,693	11,115,593
Viper Energy, Inc., Class A	33,955	1,294,704
Vital Energy, Inc.(a)	7,239	116,475
Vitesse Energy, Inc.	6,323	139,675
W&T Offshore, Inc.(b)	32,933	54,339
Williams Cos., Inc. (The)	323,330	20,308,357
World Kinect Corp.	17,669	500,916
		444,503,520
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,488	122,253
Louisiana-Pacific Corp.	16,714	1,437,237
Sylvamo Corp.	9,319	466,882
		2,026,372
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	32,386	1,602,459
Allegiant Travel Co.(a)	3,643	200,183
American Airlines Group, Inc.(a)	173,247	1,943,831
Blade Air Mobility, Inc., Class A(a)	23,259	93,734
Delta Air Lines, Inc.	172,306	8,474,009
Frontier Group Holdings, Inc.(a)(b)	9,745	35,374
JetBlue Airways Corp.(a)(b)	79,903	337,990
Joby Aviation, Inc., Class A(a)(b)	105,761	1,115,779
SkyWest, Inc.(a)	11,273	1,160,781
Southwest Airlines Co.	135,426	4,393,219
Sun Country Airlines Holdings, Inc.(a)	12,017	141,200
United Airlines Holdings, Inc.(a)	86,595	6,895,560
		26,394,119
Personal Care Products — 0.1%
Beauty Health Co. (The), Class A(a)(b)	23,971	45,785
BellRing Brands, Inc.(a)	35,261	2,042,670
Coty, Inc., Class A(a)	98,132	456,314
Edgewell Personal Care Co.	15,023	351,688
elf Beauty, Inc.(a)	14,218	1,769,288
Estee Lauder Cos., Inc. (The), Class A	60,848	4,916,518
Herbalife Ltd.(a)	28,150	242,653
Honest Co., Inc. (The)(a)	16,100	81,949
Interparfums, Inc.	4,996	656,025
Kenvue, Inc.	507,871	10,629,740
Medifast, Inc.(a)	3,168	44,510
Nu Skin Enterprises, Inc., Class A	11,785	94,162
Olaplex Holdings, Inc.(a)(b)	34,319	48,047
USANA Health Sciences, Inc.(a)	3,592	109,664
Waldencast PLC, Class A(a)(b)	11,459	28,074
		21,517,087

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 2.6%
Alumis, Inc.(a)(b)	5,125	$ 15,375
Amneal Pharmaceuticals, Inc., Class A(a)	47,445	383,830
Amphastar Pharmaceuticals, Inc.(a)	10,392	238,600
ANI Pharmaceuticals, Inc.(a)	5,304	346,086
Aquestive Therapeutics, Inc.(a)(b)	33,130	109,660
Arvinas, Inc.(a)	14,421	106,139
Atea Pharmaceuticals, Inc.(a)(b)	18,097	65,149
Avadel Pharmaceuticals PLC(a)(b)	24,319	215,223
Axsome Therapeutics, Inc.(a)(b)	9,898	1,033,252
Bristol-Myers Squibb Co.	538,465	24,925,545
Cassava Sciences, Inc.(a)	689	1,247
Collegium Pharmaceutical, Inc.(a)	9,006	266,307
Corcept Therapeutics, Inc.(a)	24,897	1,827,440
CorMedix, Inc.(a)(b)	22,256	274,194
Edgewise Therapeutics, Inc.(a)(b)	20,392	267,339
Elanco Animal Health, Inc.(a)(b)	129,000	1,842,120
Eli Lilly & Co.	212,241	165,448,227
Enliven Therapeutics, Inc.(a)(b)	11,750	235,705
Esperion Therapeutics, Inc.(a)(b)	63,938	62,941
Evolus, Inc.(a)(b)	11,478	105,712
EyePoint Pharmaceuticals, Inc.(a)	11,166	105,072
Fulcrum Therapeutics, Inc.(a)(b)	22,593	155,440
Harmony Biosciences Holdings, Inc.(a)	11,447	361,725
Harrow, Inc.(a)	6,786	207,244
Indivior PLC(a)(b)	28,634	422,065
Innoviva, Inc.(a)	18,400	369,656
Jazz Pharmaceuticals PLC(a)(b)	16,338	1,733,789
Johnson & Johnson	637,533	97,383,166
LENZ Therapeutics, Inc.(a)(b)	5,680	166,481
Ligand Pharmaceuticals, Inc.(a)(b)	5,246	596,365
Liquidia Corp.(a)(b)	20,780	258,919
Merck & Co., Inc.	667,514	52,840,408
Mind Medicine MindMed, Inc.(a)(b)	19,179	124,472
Neumora Therapeutics, Inc.(a)	5,638	4,134
Nuvation Bio, Inc., Class A(a)(b)	46,163	90,018
Ocular Therapeutix, Inc.(a)(b)	44,327	411,355
Omeros Corp.(a)(b)	19,277	57,831
Organon & Co.	67,792	656,227
Pacira BioSciences, Inc.(a)	11,734	280,443
Perrigo Co. PLC	36,695	980,490
Pfizer, Inc.	1,510,033	36,603,200
Phathom Pharmaceuticals, Inc.(a)(b)	9,068	86,962
Phibro Animal Health Corp., Class A	3,791	96,822
Pliant Therapeutics, Inc.(a)	3,439	3,989
Prestige Consumer Healthcare, Inc.(a)	13,539	1,081,089
Royalty Pharma PLC, Class A	103,767	3,738,725
scPharmaceuticals, Inc.(a)(b)	10,818	41,217
Septerna, Inc.(a)(b)	6,729	71,126
SIGA Technologies, Inc.	12,040	78,501
Supernus Pharmaceuticals, Inc.(a)	13,018	410,327
Tarsus Pharmaceuticals, Inc.(a)	9,639	390,476
Terns Pharmaceuticals, Inc.(a)	11,180	41,701
Theravance Biopharma, Inc.(a)	15,288	168,627
Third Harmonic Bio, Inc.(a)	10,559	57,335
Ventyx Biosciences, Inc.(a)	1,077	2,305
Viatris, Inc.	317,648	2,836,597
WaVe Life Sciences Ltd.(a)	19,266	125,229
Xeris Biopharma Holdings, Inc.(a)	24,872	116,152
Zevra Therapeutics, Inc.(a)	18,425	162,324
Zoetis, Inc., Class A	118,222	18,436,721
		419,524,816
Security	Shares	Value
Professional Services — 0.8%
Acuren Corp.(a)(b)	27,126	$ 299,471
Alight, Inc., Class A	115,320	652,711
Amentum Holdings, Inc.(a)(b)	41,490	979,579
Asure Software, Inc.(a)(b)	3,396	33,145
Automatic Data Processing, Inc.	107,953	33,292,705
Barrett Business Services, Inc.	6,916	288,328
Booz Allen Hamilton Holding Corp., Class A	34,021	3,542,607
Broadridge Financial Solutions, Inc.	31,187	7,579,377
CACI International, Inc., Class A(a)	6,019	2,869,257
CBIZ, Inc.(a)(b)	13,472	966,077
Clarivate PLC(a)(b)	122,258	525,709
Concentrix Corp.	13,141	694,568
Conduent, Inc.(a)	40,864	107,881
CRA International, Inc.	1,721	322,464
CSG Systems International, Inc.	7,802	509,549
Dayforce, Inc.(a)(b)	38,832	2,150,904
Dun & Bradstreet Holdings, Inc.	82,507	749,989
Equifax, Inc.	32,679	8,475,952
ExlService Holdings, Inc.(a)	40,195	1,760,139
Exponent, Inc.	13,304	993,942
First Advantage Corp.(a)	18,793	312,152
Forrester Research, Inc.(a)	3,607	35,709
Franklin Covey Co.(a)	4,343	99,107
FTI Consulting, Inc.(a)	9,331	1,506,957
Genpact Ltd.	42,636	1,876,410
Heidrick & Struggles International, Inc.	4,425	202,488
Huron Consulting Group, Inc.(a)	4,661	641,074
ICF International, Inc.	4,825	408,726
Innodata, Inc.(a)(b)	8,469	433,782
Insperity, Inc.	9,346	561,882
Jacobs Solutions, Inc.	33,183	4,361,905
KBR, Inc.	36,172	1,734,086
Kelly Services, Inc., Class A, NVS	10,017	117,299
Kforce, Inc.	5,017	206,349
Korn Ferry	14,050	1,030,287
Legalzoom.com, Inc.(a)	35,759	318,613
Leidos Holdings, Inc.	33,780	5,329,133
ManpowerGroup, Inc.	11,827	477,811
Maximus, Inc.	14,142	992,768
NV5 Global, Inc.(a)	14,632	337,853
Parsons Corp.(a)	12,348	886,216
Paychex, Inc.	85,285	12,405,556
Paycom Software, Inc.	13,842	3,203,039
Paylocity Holding Corp.(a)	11,954	2,165,945
Planet Labs PBC, Class A(a)(b)	44,512	271,523
Resolute Holdings Management, Inc.(a)(b)	890	28,364
Resources Connection, Inc.	10,631	57,088
Robert Half, Inc.	28,137	1,155,024
Science Applications International Corp.	13,429	1,512,240
SS&C Technologies Holdings, Inc.	56,588	4,685,486
TransUnion	51,568	4,537,984
TriNet Group, Inc.	8,445	617,667
TrueBlue, Inc.(a)	9,921	64,288
TTEC Holdings, Inc.(a)	4,631	22,275
Upwork, Inc.(a)	30,218	406,130
Verisk Analytics, Inc.	37,538	11,693,087
Verra Mobility Corp., Class A(a)	43,807	1,112,260
Willdan Group, Inc.(a)	2,026	126,645
WNS Holdings Ltd.(a)(b)	12,181	770,326
		133,499,888
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	31,297	113,295

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
CBRE Group, Inc., Class A(a)	78,771	$ 11,037,393
Compass, Inc., Class A(a)	107,123	672,732
CoStar Group, Inc.(a)(b)	109,825	8,829,930
Cushman & Wakefield PLC(a)	40,265	445,734
eXp World Holdings, Inc.	16,111	146,610
Forestar Group, Inc.(a)	6,552	131,040
FRP Holdings, Inc.(a)	5,000	134,450
Howard Hughes Holdings, Inc.(a)(b)	7,707	520,222
Jones Lang LaSalle, Inc.(a)	12,629	3,230,246
Kennedy-Wilson Holdings, Inc.	31,473	214,016
Marcus & Millichap, Inc.	5,851	179,684
Newmark Group, Inc., Class A	41,359	502,512
Real Brokerage, Inc. (The)(a)	25,058	113,012
Redfin Corp.(a)(b)	26,851	300,463
REX Holdings, Inc., Class A(a)	5,402	44,188
RMR Group, Inc. (The), Class A	4,104	67,100
Seaport Entertainment Group, Inc.(a)(b)	2,410	44,947
St. Joe Co. (The)	8,359	398,724
Star Holdings(a)	477	3,725
Tejon Ranch Co.(a)(b)	8,384	142,193
Zillow Group, Inc., Class A(a)(b)	12,465	853,728
Zillow Group, Inc., Class C, NVS(a)	41,916	2,936,216
		31,062,160
Residential REITs — 0.3%
American Homes 4 Rent, Class A	87,671	3,162,293
Apartment Investment & Management Co., Class A	40,106	346,917
AvalonBay Communities, Inc.	37,779	7,688,026
Camden Property Trust	27,481	3,096,834
Centerspace	4,632	278,800
Elme Communities	23,602	375,272
Equity LifeStyle Properties, Inc.	51,159	3,154,976
Equity Residential	100,990	6,815,815
Essex Property Trust, Inc.	17,098	4,845,573
Independence Realty Trust, Inc.	57,504	1,017,246
Invitation Homes, Inc.	162,191	5,319,865
Mid-America Apartment Communities, Inc.	30,847	4,565,664
NexPoint Residential Trust, Inc.	6,159	205,218
Sun Communities, Inc.	34,054	4,307,490
UDR, Inc.	87,607	3,576,994
UMH Properties, Inc.	15,444	259,305
Veris Residential, Inc.	23,991	357,226
		49,373,514
Retail REITs — 0.3%
Acadia Realty Trust	31,162	578,678
Agree Realty Corp.	27,034	1,975,104
Alexander’s, Inc.	549	123,701
Brixmor Property Group, Inc.	79,650	2,074,086
CBL & Associates Properties, Inc.	8,910	226,225
Curbline Properties Corp.	23,814	543,674
Federal Realty Investment Trust	22,250	2,113,528
Getty Realty Corp.	11,766	325,212
InvenTrust Properties Corp.	18,401	504,187
Kimco Realty Corp.	178,924	3,760,983
Kite Realty Group Trust	54,977	1,245,229
Macerich Co. (The)	62,422	1,009,988
NETSTREIT Corp.	25,026	423,690
NNN REIT, Inc.	48,402	2,089,998
Phillips Edison & Co., Inc.	33,364	1,168,741
Realty Income Corp.	236,602	13,630,641
Regency Centers Corp.	47,889	3,411,133
Saul Centers, Inc.	3,170	108,224
Security	Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.	86,422	$ 13,893,201
SITE Centers Corp.	11,907	134,668
Tanger, Inc.	28,648	876,056
Urban Edge Properties	30,687	572,619
Whitestone REIT	15,643	195,225
		50,984,791
Semiconductors & Semiconductor Equipment — 11.1%
ACM Research, Inc., Class A(a)(b)	15,868	410,981
Advanced Micro Devices, Inc.(a)	426,645	60,540,925
Aehr Test Systems(a)(b)	6,749	87,265
Allegro MicroSystems, Inc.(a)	32,708	1,118,286
Alpha & Omega Semiconductor Ltd.(a)	6,333	162,505
Ambarella, Inc.(a)	9,193	607,336
Amkor Technology, Inc.	28,804	604,596
Analog Devices, Inc.	131,489	31,297,012
Applied Materials, Inc.	215,122	39,382,385
Astera Labs, Inc.(a)(b)	37,935	3,430,083
Axcelis Technologies, Inc.(a)(b)	8,766	610,903
Broadcom, Inc.	1,223,513	337,261,358
CEVA, Inc.(a)	5,621	123,550
Cirrus Logic, Inc.(a)	14,229	1,483,444
Cohu, Inc.(a)	11,018	211,986
Credo Technology Group Holding Ltd.(a)	36,969	3,422,960
Diodes, Inc.(a)	12,051	637,377
Enphase Energy, Inc.(a)	35,677	1,414,593
Entegris, Inc.	39,584	3,192,450
First Solar, Inc.(a)(b)	26,890	4,451,371
FormFactor, Inc.(a)(b)	20,263	697,250
GLOBALFOUNDRIES, Inc.(a)(b)	26,067	995,759
Ichor Holdings Ltd.(a)	7,269	142,763
Impinj, Inc.(a)(b)	6,038	670,641
indie Semiconductor, Inc., Class A(a)(b)	32,544	115,857
Intel Corp.	1,150,886	25,779,846
KLA Corp.	35,314	31,632,162
Kulicke & Soffa Industries, Inc.	14,961	517,651
Lam Research Corp.(b)	338,747	32,973,633
Lattice Semiconductor Corp.(a)	36,301	1,778,386
MACOM Technology Solutions Holdings, Inc.(a)	16,550	2,371,449
Marvell Technology, Inc.	227,945	17,642,943
MaxLinear, Inc.(a)	18,610	264,448
Microchip Technology, Inc.	141,627	9,966,292
Micron Technology, Inc.	296,008	36,482,986
MKS, Inc.	17,470	1,735,819
Monolithic Power Systems, Inc.	12,450	9,105,681
Navitas Semiconductor Corp.(a)(b)	26,645	174,525
NVE Corp.	1,244	91,571
NVIDIA Corp.	6,200,401	979,601,354
ON Semiconductor Corp.(a)	114,317	5,991,354
Onto Innovation, Inc.(a)	13,299	1,342,268
PDF Solutions, Inc.(a)	7,494	160,222
Penguin Solutions, Inc.(a)	13,990	277,142
Photronics, Inc.(a)	16,119	303,521
Power Integrations, Inc.	15,521	867,624
Qorvo, Inc.(a)	25,918	2,200,697
QUALCOMM, Inc.	291,243	46,383,360
Rambus, Inc.(a)	29,038	1,859,013
Rigetti Computing, Inc.(a)(b)	74,183	879,810
Semtech Corp.(a)(b)	23,003	1,038,355
Silicon Laboratories, Inc.(a)	8,307	1,224,119
SiTime Corp.(a)	5,533	1,178,972
SkyWater Technology, Inc.(a)(b)	9,536	93,834
Skyworks Solutions, Inc.	40,603	3,025,736

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.(a)	10,183	$ 660,062
Teradyne, Inc.	41,713	3,750,833
Texas Instruments, Inc.	240,776	49,989,913
Ultra Clean Holdings, Inc.(a)	11,411	257,546
Universal Display Corp.	12,526	1,934,766
Veeco Instruments, Inc.(a)	15,078	306,385
Wolfspeed, Inc.(a)(b)	32,348	12,900
		1,766,930,814
Software — 11.2%
8x8, Inc.(a)(b)	27,897	54,678
A10 Networks, Inc.	14,812	286,612
ACI Worldwide, Inc.(a)	27,365	1,256,327
Adeia, Inc.	27,819	393,361
Adobe, Inc.(a)	112,751	43,621,107
Agilysys, Inc.(a)(b)	6,232	714,436
Alarm.com Holdings, Inc.(a)	12,122	685,742
Alkami Technology, Inc.(a)(b)	18,073	544,720
Amplitude, Inc., Class A(a)	17,086	211,866
ANSYS, Inc.(a)	23,040	8,092,109
Appfolio, Inc., Class A(a)(b)	5,991	1,379,607
Appian Corp., Class A(a)(b)	10,235	305,617
AppLovin Corp., Class A(a)	63,162	22,111,753
Arteris, Inc.(a)	13,571	129,332
Asana, Inc., Class A(a)(b)	19,542	263,817
Atlassian Corp., Class A(a)	42,665	8,664,835
Aurora Innovation, Inc., Class A(a)(b)	243,334	1,275,070
Autodesk, Inc.(a)	56,442	17,472,750
AvePoint, Inc., Class A(a)	38,954	752,202
Bentley Systems, Inc., Class B	41,699	2,250,495
BILL Holdings, Inc.(a)	26,741	1,237,039
Bit Digital, Inc.(a)	25,245	55,287
Bitdeer Technologies Group, Class A(a)(b)	21,216	243,560
Blackbaud, Inc.(a)	11,213	719,987
BlackLine, Inc.(a)	14,776	836,617
Blend Labs, Inc., Class A(a)(b)	60,763	200,518
Box, Inc., Class A(a)	37,156	1,269,620
Braze, Inc., Class A(a)(b)	17,868	502,091
C3.ai, Inc., Class A(a)(b)	29,205	717,567
Cadence Design Systems, Inc.(a)	72,662	22,390,795
CCC Intelligent Solutions Holdings, Inc.(a)(b)	128,225	1,206,597
Cerence, Inc.(a)(b)	9,856	100,630
Cipher Mining, Inc.(a)(b)	45,438	217,194
Cleanspark, Inc.(a)(b)	78,870	869,936
Clear Secure, Inc., Class A	21,762	604,113
Clearwater Analytics Holdings, Inc., Class A(a)	64,687	1,418,586
Commvault Systems, Inc.(a)	11,333	1,975,682
Confluent, Inc., Class A(a)	73,330	1,828,117
Consensus Cloud Solutions, Inc.(a)	5,636	129,966
Core Scientific, Inc.(a)(b)	72,374	1,235,424
Crowdstrike Holdings, Inc., Class A(a)	64,703	32,953,885
CS Disco, Inc.(a)	9,635	42,105
Daily Journal Corp.(a)	396	167,211
Datadog, Inc., Class A(a)	80,683	10,838,147
Digimarc Corp.(a)(b)	5,260	69,485
Digital Turbine, Inc.(a)(b)	22,449	132,449
Docusign, Inc.(a)	53,329	4,153,796
Dolby Laboratories, Inc., Class A	15,389	1,142,787
Domo, Inc., Class B(a)	6,843	95,597
Dropbox, Inc., Class A(a)	58,230	1,665,378
D-Wave Quantum, Inc.(a)(b)	75,526	1,105,701
Dynatrace, Inc.(a)	78,522	4,335,200
E2open Parent Holdings, Inc., Class A(a)(b)	53,473	172,718
Security	Shares	Value
Software (continued)
Elastic NV(a)	23,139	$ 1,951,312
EverCommerce, Inc.(a)(b)	11,267	118,303
Fair Isaac Corp.(a)	6,318	11,549,051
Five9, Inc.(a)(b)	19,256	509,899
Fortinet, Inc.(a)	167,520	17,710,214
Freshworks, Inc., Class A(a)	53,656	800,011
Gen Digital, Inc.	145,319	4,272,379
Gitlab, Inc., Class A(a)(b)	34,410	1,552,235
Guidewire Software, Inc.(a)	21,661	5,100,082
HubSpot, Inc.(a)	13,209	7,352,526
Hut 8 Corp.(a)(b)	21,111	392,665
Informatica, Inc., Class A(a)(b)	27,854	678,245
Intapp, Inc.(a)	14,063	725,932
InterDigital, Inc.	6,472	1,451,217
Intuit, Inc.	72,335	56,973,216
Jamf Holding Corp.(a)	25,870	246,024
Life360, Inc.(a)(b)	3,239	211,345
LiveRamp Holdings, Inc.(a)	16,553	546,911
Manhattan Associates, Inc.(a)	16,388	3,236,138
MARA Holdings, Inc.(a)(b)	89,869	1,409,146
MeridianLink, Inc.(a)	6,000	97,380
Microsoft Corp.	1,964,816	977,319,127
MicroStrategy, Inc., Class A(a)	66,173	26,749,112
Mitek Systems, Inc.(a)	10,879	107,702
N-able, Inc.(a)	17,825	144,382
nCino, Inc.(a)(b)	28,242	789,929
NCR Voyix Corp.(a)	43,909	515,053
NextNav, Inc.(a)(b)	22,747	345,754
Nutanix, Inc., Class A(a)	67,025	5,123,391
Olo, Inc., Class A(a)	26,544	236,242
ON24, Inc.(a)	15,026	81,591
OneSpan, Inc.	10,909	182,071
Ooma, Inc.(a)	7,051	90,958
Oracle Corp.	438,676	95,907,734
Pagaya Technologies Ltd., Class A(a)(b)	11,371	242,430
PagerDuty, Inc.(a)	26,487	404,721
Palantir Technologies, Inc., Class A(a)	578,687	78,886,612
Palo Alto Networks, Inc.(a)	174,023	35,612,067
Pegasystems, Inc.	25,060	1,356,498
Porch Group, Inc.(a)(b)	27,899	328,929
Procore Technologies, Inc.(a)(b)	30,355	2,076,889
Progress Software Corp.	11,654	743,991
PROS Holdings, Inc.(a)	11,699	183,206
PTC, Inc.(a)(b)	31,387	5,409,236
Q2 Holdings, Inc.(a)	16,111	1,507,828
Qualys, Inc.(a)	9,920	1,417,270
Rapid7, Inc.(a)	15,063	348,407
Red Violet, Inc.	2,448	120,442
Rimini Street, Inc.(a)	25,052	94,446
RingCentral, Inc., Class A(a)	24,235	687,062
Riot Platforms, Inc.(a)(b)	90,463	1,022,232
Roper Technologies, Inc.	28,537	16,175,913
Rubrik, Inc., Class A(a)(b)	25,717	2,303,986
SailPoint, Inc.(a)(b)	15,928	364,114
Salesforce, Inc.	247,348	67,449,326
Samsara, Inc., Class A(a)(b)	71,070	2,827,165
Sapiens International Corp. NV	6,822	199,543
SEMrush Holdings, Inc., Class A(a)	12,110	109,595
SentinelOne, Inc., Class A(a)	73,181	1,337,749
ServiceNow, Inc.(a)	54,754	56,291,492
SoundHound AI, Inc., Class A(a)(b)	98,140	1,053,042
SoundThinking, Inc.(a)	2,859	37,324

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Sprinklr, Inc., Class A(a)	30,527	$ 258,258
Sprout Social, Inc., Class A(a)	13,577	283,895
SPS Commerce, Inc.(a)	9,747	1,326,469
Synopsys, Inc.(a)	40,956	20,997,322
Tenable Holdings, Inc.(a)	31,118	1,051,166
Teradata Corp.(a)	26,103	582,358
Terawulf, Inc.(a)(b)	66,652	291,936
Tyler Technologies, Inc.(a)	11,261	6,675,971
UiPath, Inc., Class A(a)	118,228	1,513,318
Unity Software, Inc.(a)(b)	82,722	2,001,872
Varonis Systems, Inc.(a)	29,996	1,522,297
Verint Systems, Inc.(a)(b)	17,634	346,861
Vertex, Inc., Class A(a)	14,277	504,478
Viant Technology, Inc., Class A(a)	7,716	102,083
Weave Communications, Inc.(a)	13,308	110,723
Workday, Inc., Class A(a)	57,002	13,680,480
Workiva, Inc., Class A(a)	12,972	887,933
Xperi, Inc.(a)(b)	12,305	97,333
Yext, Inc.(a)(b)	25,338	215,373
Zeta Global Holdings Corp., Class A(a)(b)	47,015	728,262
Zoom Communications, Inc., Class A(a)	70,305	5,482,384
Zscaler, Inc.(a)	25,866	8,120,372
		1,774,950,157
Specialized REITs — 0.9%
American Tower Corp.	124,169	27,443,832
Crown Castle, Inc.	115,250	11,839,632
CubeSmart	58,284	2,477,070
Digital Realty Trust, Inc.	89,358	15,577,780
EPR Properties	20,517	1,195,320
Equinix, Inc.	25,891	20,595,514
Extra Space Storage, Inc.	55,868	8,237,178
Farmland Partners, Inc.	10,176	117,126
Four Corners Property Trust, Inc.	27,589	742,420
Gaming & Leisure Properties, Inc.	67,745	3,162,337
Gladstone Land Corp.	9,194	93,503
Iron Mountain, Inc.	78,064	8,007,024
Lamar Advertising Co., Class A	23,130	2,807,057
Millrose Properties, Inc., Class A(a)	33,738	961,870
National Storage Affiliates Trust	18,303	585,513
Outfront Media, Inc.	38,518	628,614
PotlatchDeltic Corp.	21,495	824,763
Public Storage	42,171	12,373,815
Rayonier, Inc.	39,159	868,547
Safehold, Inc.	14,382	223,784
SBA Communications Corp., Class A	28,271	6,639,162
Smartstop Self Storage REIT, Inc.	7,418	268,754
Uniti Group, Inc.	61,183	264,310
VICI Properties, Inc.	280,005	9,128,163
Weyerhaeuser Co.	194,614	4,999,634
		140,062,722
Specialty Retail — 1.9%
1-800-Flowers.com, Inc., Class A(a)(b)	10,644	52,368
Abercrombie & Fitch Co., Class A(a)	13,606	1,127,257
Academy Sports & Outdoors, Inc.	19,998	896,110
Advance Auto Parts, Inc.	15,473	719,340
American Eagle Outfitters, Inc.	48,217	463,848
America’s Car-Mart, Inc.(a)(b)	1,942	108,830
Arhaus, Inc., Class A(a)	13,481	116,880
Arko Corp., Class A	20,687	87,506
Asbury Automotive Group, Inc.(a)	5,378	1,282,868
AutoNation, Inc.(a)	6,825	1,355,786
AutoZone, Inc.(a)	4,425	16,426,618
Security	Shares	Value
Specialty Retail (continued)
Bath & Body Works, Inc.	60,803	$ 1,821,658
Best Buy Co., Inc.	51,203	3,437,257
Beyond, Inc.(a)(b)	11,467	78,893
Boot Barn Holdings, Inc.(a)	8,119	1,234,088
Buckle, Inc. (The)	6,752	306,203
Build-A-Bear Workshop, Inc.	4,232	218,202
Burlington Stores, Inc.(a)	16,907	3,933,245
Caleres, Inc.	10,606	129,605
Camping World Holdings, Inc., Class A	14,803	254,464
CarMax, Inc.(a)(b)	40,729	2,737,396
Carvana Co., Class A(a)(b)	34,020	11,463,379
Chewy, Inc., Class A(a)	55,404	2,361,319
Designer Brands, Inc., Class A	17,614	41,921
Dick’s Sporting Goods, Inc.	15,013	2,969,722
EVgo, Inc., Class A(a)(b)	20,557	75,033
Five Below, Inc.(a)	14,521	1,904,865
Floor & Decor Holdings, Inc., Class A(a)	27,642	2,099,686
Foot Locker, Inc.(a)	20,662	506,219
GameStop Corp., Class A(a)(b)	108,550	2,647,535
Gap, Inc. (The)	60,940	1,329,101
Genesco, Inc.(a)	3,168	62,378
Group 1 Automotive, Inc.	3,344	1,460,358
GrowGeneration Corp.(a)	6,316	5,906
Haverty Furniture Cos., Inc.	4,557	92,735
Home Depot, Inc. (The)	263,737	96,696,534
Leslie’s, Inc.(a)	4,056	1,703
Lithia Motors, Inc., Class A	7,001	2,365,078
Lowe’s Cos., Inc.	148,481	32,943,479
MarineMax, Inc.(a)	5,382	135,303
Monro, Inc.	8,359	124,633
Murphy U.S.A., Inc.	4,890	1,989,252
National Vision Holdings, Inc.(a)	20,517	472,096
ODP Corp. (The)(a)(b)	8,947	162,209
OneWater Marine, Inc., Class A(a)(b)	3,350	44,857
O’Reilly Automotive, Inc.(a)	225,777	20,349,281
Penske Automotive Group, Inc.	5,286	908,188
Petco Health & Wellness Co., Inc.(a)(b)	23,248	65,792
RealReal, Inc. (The)(a)(b)	26,538	127,117
Revolve Group, Inc., Class A(a)	9,658	193,643
RH(a)(b)	4,136	781,745
Ross Stores, Inc.	85,855	10,953,381
Sally Beauty Holdings, Inc.(a)	27,549	255,104
Shoe Carnival, Inc.	5,495	102,811
Signet Jewelers Ltd.	11,662	927,712
Sleep Number Corp.(a)(b)	5,746	38,814
Sonic Automotive, Inc., Class A	3,311	264,648
Stitch Fix, Inc., Class A(a)	26,099	96,566
ThredUp, Inc., Class A(a)	29,286	219,352
TJX Cos., Inc. (The)	296,326	36,593,298
Tractor Supply Co.	140,945	7,437,668
Ulta Beauty, Inc.(a)	12,181	5,698,515
Upbound Group, Inc.	16,256	408,026
Urban Outfitters, Inc.(a)	16,458	1,193,863
Valvoline, Inc.(a)	33,854	1,282,051
Victoria’s Secret & Co.(a)	21,063	390,087
Warby Parker, Inc., Class A(a)(b)	25,691	563,404
Wayfair, Inc., Class A(a)(b)	24,478	1,251,805
Williams-Sonoma, Inc.	31,374	5,125,570
Winmark Corp.	768	290,005
Zumiez, Inc.(a)	5,366	71,153
		294,333,322

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.4%
Apple Inc.	3,905,299	$ 801,250,196
CompoSecure, Inc., Class A(a)	10,690	150,622
Corsair Gaming, Inc.(a)	10,148	95,696
Dell Technologies, Inc., Class C	84,235	10,327,211
Diebold Nixdorf, Inc.(a)	6,659	368,909
Eastman Kodak Co.(a)(b)	19,899	112,429
Hewlett Packard Enterprise Co.	352,147	7,201,406
HP, Inc.	248,880	6,087,605
Immersion Corp.	4,979	39,234
IonQ, Inc.(a)(b)	62,194	2,672,476
NetApp, Inc.	53,352	5,684,656
Pure Storage, Inc., Class A(a)	81,736	4,706,359
Quantum Computing, Inc.(a)(b)	22,687	434,910
Sandisk Corp.(a)	35,591	1,614,052
Super Micro Computer, Inc.(a)(b)	136,022	6,666,438
Turtle Beach Corp.(a)(b)	8,403	116,213
Western Digital Corp.	91,874	5,879,017
Xerox Holdings Corp.	33,343	175,718
		853,583,147
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)(b)	39,520	1,531,795
Birkenstock Holding PLC(a)(b)	13,886	682,913
Capri Holdings Ltd.(a)(b)	30,228	535,036
Carter’s, Inc.	9,756	293,948
Columbia Sportswear Co.	8,108	495,237
Crocs, Inc.(a)	14,753	1,494,184
Deckers Outdoor Corp.(a)	40,590	4,183,611
Figs, Inc., Class A(a)(b)	37,677	212,498
G-III Apparel Group Ltd.(a)(b)	11,168	250,163
Hanesbrands, Inc.(a)	94,478	432,709
Kontoor Brands, Inc.	14,041	926,285
Lululemon Athletica, Inc.(a)	27,883	6,624,443
Movado Group, Inc.	4,320	65,880
NIKE, Inc., Class B	306,523	21,775,394
On Holding AG, Class A(a)(b)	58,355	3,037,378
Oxford Industries, Inc.	4,566	183,781
PVH Corp.	14,528	996,621
Ralph Lauren Corp., Class A	10,877	2,983,344
Skechers U.S.A., Inc., Class A(a)	34,653	2,186,604
Steven Madden Ltd.	19,152	459,265
Tapestry, Inc.	54,786	4,810,759
Under Armour, Inc., Class A(a)(b)	49,903	340,837
Under Armour, Inc., Class C, NVS(a)	50,785	329,595
VF Corp.	91,821	1,078,897
Wolverine World Wide, Inc.	22,427	405,480
		56,316,657
Tobacco — 0.6%
Altria Group, Inc.	446,897	26,201,571
Philip Morris International, Inc.	413,332	75,280,157
Turning Point Brands, Inc.	4,011	303,914
Universal Corp.	6,608	384,850
		102,170,492
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	28,171	1,647,722
Alta Equipment Group, Inc., Class A	8,882	56,134
Applied Industrial Technologies, Inc.	10,498	2,440,260
BlueLinx Holdings, Inc.(a)	2,265	168,471
Boise Cascade Co.	10,876	944,254
Core & Main, Inc., Class A(a)	51,083	3,082,859
Custom Truck One Source, Inc.(a)(b)	17,095	84,449
Distribution Solutions Group, Inc.(a)(b)	3,963	108,864
Security	Shares	Value
Trading Companies & Distributors (continued)
DNOW, Inc.(a)	27,477	$ 407,484
DXP Enterprises, Inc.(a)	2,817	246,910
Fastenal Co.	302,437	12,702,354
Ferguson Enterprises, Inc.	51,308	11,172,317
FTAI Aviation Ltd.	27,137	3,121,840
GATX Corp.	8,963	1,376,358
Global Industrial Co.	3,935	106,284
GMS, Inc.(a)	11,087	1,205,711
Herc Holdings, Inc.	8,421	1,108,961
Hudson Technologies, Inc.(a)	11,261	91,439
McGrath RentCorp	6,105	707,936
MRC Global, Inc.(a)(b)	23,170	317,661
MSC Industrial Direct Co., Inc., Class A	12,256	1,042,005
QXO, Inc.(a)(b)	157,664	3,396,083
Rush Enterprises, Inc., Class A	15,371	791,760
Rush Enterprises, Inc., Class B	3,332	174,863
SiteOne Landscape Supply, Inc.(a)(b)	12,154	1,469,905
Titan Machinery, Inc.(a)(b)	5,681	112,541
Transcat, Inc.(a)(b)	2,594	222,980
United Rentals, Inc.	17,177	12,941,152
Watsco, Inc.	9,172	4,050,539
WESCO International, Inc.	12,693	2,350,744
Willis Lease Finance Corp.	1,174	167,624
WW Grainger, Inc.	11,734	12,206,176
Xometry, Inc., Class A(a)(b)	9,410	317,964
		80,342,604
Water Utilities — 0.1%
American States Water Co.	10,131	776,642
American Water Works Co., Inc.	51,778	7,202,838
California Water Service Group	15,393	700,074
Consolidated Water Co. Ltd.	4,683	140,584
Essential Utilities, Inc.	73,017	2,711,851
H2O America	7,622	396,115
Middlesex Water Co.	5,169	280,056
York Water Co. (The)	3,271	103,364
		12,311,524
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)(b)	17,307	254,067
Millicom International Cellular SA	27,214	1,019,708
Shenandoah Telecommunications Co.	13,213	180,490
Spok Holdings, Inc.	7,611	134,562
Telephone & Data Systems, Inc.	27,393	974,643
T-Mobile U.S., Inc.	120,310	28,665,061
		31,228,531
Total Common Stocks — 99.8% (Cost: $9,837,188,817)		15,837,445,402
Rights
Biotechnology — 0.0%
Aduro Biotech CVR(a)(d)	4,039	1,939
Chinook Therapeutics, Inc., CVR(a)(d)	16,679	2,668
GTX, Inc., Contingent Rights(a)(b)(d)	684	701
Inhibrx, Inc., CVR(a)(d)	7,685	8,838
		14,146
Total Rights — 0.0% (Cost: $1,402)		14,146

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants(a)
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp., (Issued/Exercisable 09/01/20, 0.58 Share for 1 Warrant, Expires 09/01/25, Strike Price USD 133.70)	204	$ 133
Total Warrants — 0.0% (Cost: $22,807)		133
Total Long-Term Investments — 99.8% (Cost: $9,837,213,026)		15,837,459,681
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(e)(f)	266,234,736	266,341,230
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(e)	17,533,802	17,533,802
Total Short-Term Securities — 1.8% (Cost: $283,738,994)		283,875,032
Total Investments — 101.6% (Cost: $10,120,952,020)		16,121,334,713
Liabilities in Excess of Other Assets — (1.6)%		(258,560,087)
Net Assets — 100.0%		$ 15,862,774,626

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 206,421,024	$ 59,935,031 (a)	$ —	$ 4,718	$ (19,543)	$ 266,341,230	266,234,736	$ 229,879 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	23,775,370	—	(6,241,568)(a)	—	—	17,533,802	17,533,802	234,550	—
BlackRock, Inc.	37,352,833	2,358,463	(1,377,813)	800,218	3,273,836	42,407,537	40,417	203,820	—
				$ 804,936	$ 3,254,293	$ 326,282,569		$ 668,249	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Russell 3000 ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	25	09/19/25	$ 2,740	$ 48,524
S&P 500 E-Mini Index	73	09/19/25	22,826	543,391
				$ 591,915
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 15,837,445,402	$ —	$ —	$ 15,837,445,402
Rights	—	—	14,146	14,146
Warrants	133	—	—	133
Short-Term Securities
Money Market Funds	283,875,032	—	—	283,875,032
	$ 16,121,320,567	$ —	$ 14,146	$ 16,121,334,713
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 591,915	$ —	$ —	$ 591,915

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust